Schedule of Investments (unaudited) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.2%

Aerospace & Defense — 1.0%
AAR Corp.	4,315	$140,281
Aerojet Rocketdyne Holdings, Inc.(a)(b)	9,489	337,144
Aerovironment, Inc.(b)	2,816	192,643
Astronics Corp.(b)	2,809	91,910
Axon Enterprise, Inc.(b)	7,633	415,312
Cubic Corp.	4,137	232,665
Ducommun, Inc.(b)	1,390	60,493
KeyW Holding Corp. (The)(a)(b)	6,461	55,694
Kratos Defense & Security Solutions, Inc.(b)	11,698	182,840
Maxar Technologies, Inc.(a)	7,523	30,242
Mercury Systems, Inc.(b)	6,240	399,859
Moog, Inc., Class A	4,262	370,581
National Presto Industries, Inc.(a)	659	71,534
Triumph Group, Inc.	6,473	123,375
Vectrus, Inc.(b)	1,481	39,380
Wesco Aircraft Holdings, Inc.(b)	7,195	63,244

		2,807,197

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(b)	7,752	178,683
Atlas Air Worldwide Holdings, Inc.(b)	3,145	159,011
Echo Global Logistics, Inc.(b)	3,715	92,058
Forward Air Corp.	3,897	252,253
Hub Group, Inc., Class A(b)	4,340	177,289
Radiant Logistics, Inc.(b)	4,623	29,125

		888,419

Airlines — 0.5%
Allegiant Travel Co.(a)	1,713	221,782
Hawaiian Holdings, Inc.(a)	6,210	163,013
Mesa Air Group, Inc.(b)	1,597	13,319
SkyWest, Inc.	6,766	367,326
Spirit Airlines, Inc.(a)(b)	9,114	481,766

		1,247,206

Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.(a)(b)	14,800	211,788
Cooper Tire & Rubber Co.	6,737	201,369
Cooper-Standard Holdings, Inc.(b)	2,353	110,497
Dana, Inc.	19,425	344,600
Dorman Products, Inc.(a)(b)	3,567	314,217
Fox Factory Holding Corp.(a)(b)	4,791	334,843
Gentherm, Inc.(b)	4,499	165,833
LCI Industries	3,245	249,281
Modine Manufacturing Co.(a)(b)	6,578	91,237
Motorcar Parts of America, Inc.(a)(b)	2,527	47,684
Shiloh Industries, Inc.(a)(b)	2,418	13,299
Standard Motor Products, Inc.	2,820	138,462
Stoneridge, Inc.(b)	3,648	105,281
Superior Industries International, Inc.	3,141	14,951
Tenneco, Inc., Class A	6,755	149,691
Tower International, Inc.	2,633	55,372

		2,548,405

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	4,108	127,964

Banks — 8.7%
1st Constitution Bancorp(a)	1,123	19,956
1st Source Corp.	2,084	93,592
ACNB Corp.	927	34,299
Allegiance Bancshares, Inc.(a)(b)	1,563	52,704
Amalgamated Bank, Class A	1,454	22,755

Security	Shares	Value

Banks (continued)
American National Bankshares, Inc.	1,030	$35,968
Ameris Bancorp(a)	5,629	193,356
Ames National Corp.	1,036	28,397
Arrow Financial Corp.(a)	1,621	53,315
Atlantic Capital Bancshares, Inc.(b)	3,388	60,408
Auburn National Bancorporation, Inc.(a)	372	14,668
Banc of California, Inc.	5,714	79,082
BancFirst Corp.(a)	2,394	124,847
Bancorp, Inc. (The)(b)	6,694	54,088
BancorpSouth Bank	12,508	352,976
Bank of Commerce Holdings	2,460	25,953
Bank of Marin Bancorp	1,806	73,486
Bank of NT Butterfield & Son Ltd. (The)	7,251	260,166
Bank of Princeton (The)	507	16,087
Bankwell Financial Group, Inc.	917	26,758
Banner Corp.	4,257	230,602
Bar Harbor Bankshares(a)	2,025	52,387
Baycom Corp.(b)	1,265	28,640
BCB Bancorp, Inc.	1,943	26,036
Berkshire Hills Bancorp, Inc.	5,408	147,314
Blue Hills Bancorp, Inc.	3,054	72,991
Boston Private Financial Holdings, Inc.	11,065	121,272
Bridge Bancorp, Inc.	2,203	64,548
Brookline Bancorp, Inc.	10,494	151,114
Bryn Mawr Bank Corp.	2,648	95,672
Business First Bancshares, Inc.	1,521	37,325
Byline Bancorp, Inc.(b)	2,043	37,755
C&F Financial Corp.	505	25,553
Cadence BanCorp(a)	15,973	296,299
Cambridge Bancorp	419	34,714
Camden National Corp.	2,044	85,276
Capital Bancorp, Inc.(b)	578	6,716
Capital City Bank Group, Inc.	1,346	29,316
Capstar Financial Holdings, Inc.	807	11,653
Carolina Financial Corp.	2,791	96,541
Cathay General Bancorp	10,273	348,357
CB Financial Services, Inc.	738	17,513
CBTX, Inc.	2,475	80,363
CenterState Bank Corp.	12,172	289,815
Central Pacific Financial Corp.	3,817	110,082
Central Valley Community Bancorp	1,361	26,608
Century Bancorp, Inc., Class A(a)	369	26,937
Chemical Financial Corp.	9,475	389,991
Chemung Financial Corp.	478	22,433
Citizens & Northern Corp.(a)	1,454	36,408
City Holding Co.(a)	1,993	151,847
Civista Bancshares, Inc.	1,670	36,456
CNB Financial Corp.	1,929	48,746
Coastal Financial Corp.(b)	887	15,070
Codorus Valley Bancorp, Inc.	727	15,521
Columbia Banking System, Inc.	9,712	317,485
Community Bank System, Inc.(a)	6,671	398,726
Community Bankers Trust Corp.(a)	2,249	16,463
Community Financial Corp. (The)(a)	631	17,901
Community Trust Bancorp, Inc.	2,058	84,502
ConnectOne Bancorp, Inc.(a)	4,011	79,017
County Bancorp, Inc.(a)	714	12,566
Customers Bancorp, Inc.(b)	3,896	71,336
CVB Financial Corp.	14,863	312,866
Eagle Bancorp, Inc.(b)	4,237	212,697
Enterprise Bancorp, Inc.(a)	1,279	36,746
Enterprise Financial Services Corp.	3,022	123,207

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Equity Bancshares, Inc., Class A(a)(b)	1,775	$51,120
Esquire Financial Holdings, Inc.(b)	828	18,845
Evans Bancorp, Inc.	525	18,716
Farmers & Merchants Bancorp, Inc.	1,151	34,645
Farmers National Banc Corp.	3,365	46,403
FB Financial Corp.(a)	2,172	68,983
Fidelity D&D Bancorp, Inc.(a)	358	21,165
Fidelity Southern Corp.	2,898	79,376
Fifth Third Bancorp	—	1
Financial Institutions, Inc.	2,039	55,420
First Bancorp	3,886	135,077
First BanCorp	28,388	325,326
First Bancorp, Inc.	1,269	31,623
First Bancshares, Inc. (The)	1,644	50,800
First Bank	2,179	25,124
First Busey Corp.	5,806	141,666
First Business Financial Services, Inc.	706	14,134
First Choice Bancorp	1,078	23,177
First Commonwealth Financial Corp.	13,259	167,063
First Community Bancshares, Inc.	2,145	71,085
First Community Corp.(a)	1,128	21,511
First Financial Bancorp	12,683	305,153
First Financial Bankshares, Inc.	8,600	496,908
First Financial Corp.	1,582	66,444
First Financial Northwest, Inc.	1,367	21,530
First Foundation, Inc.	5,059	68,651
First Guaranty Bancshares, Inc.(a)	671	13,756
First Internet Bancorp(a)	1,295	25,032
First Interstate BancSystem, Inc., Class A	4,369	173,974
First Merchants Corp.(a)	6,559	241,699
First Mid-Illinois Bancshares, Inc.(a)	1,659	55,278
First Midwest Bancorp, Inc.	13,607	278,399
First Northwest Bancorp(a)	1,103	17,174
First of Long Island Corp. (The)	3,259	71,470
First Savings Financial Group, Inc.	233	12,594
First United Corp.	1,064	18,365
Flushing Financial Corp.	3,641	79,847
Franklin Financial Network, Inc.	1,674	48,563
Fulton Financial Corp.(a)	22,888	354,306
German American Bancorp, Inc.(a)	2,794	82,144
Glacier Bancorp, Inc.(a)	11,278	451,909
Great Southern Bancorp, Inc.(a)	1,466	76,085
Great Western Bancorp, Inc.	7,868	248,550
Guaranty Bancshares, Inc.	856	25,012
Hancock Whitney Corp.(a)	11,305	456,722
Hanmi Financial Corp.	4,133	87,909
HarborOne Bancorp, Inc.(a)(b)	2,088	35,914
Heartland Financial USA, Inc.	3,900	166,335
Heritage Commerce Corp.	5,306	64,203
Heritage Financial Corp.(a)	4,855	146,330
Hilltop Holdings, Inc.	9,558	174,434
Home BancShares, Inc.	21,163	371,834
HomeTrust Bancshares, Inc.	2,326	58,615
Hope Bancorp, Inc.(a)	16,538	216,317
Horizon Bancorp, Inc.	4,916	79,098
Howard Bancorp, Inc.(a)(b)	1,497	22,171
IBERIABANK Corp.	7,347	526,853
Independent Bank Corp.(a)	6,531	355,486
Independent Bank Group, Inc.(a)	4,339	222,547
International Bancshares Corp.	7,344	279,292
Investar Holding Corp.(a)	1,325	30,091
Investors Bancorp, Inc.	30,791	364,873
Lakeland Bancorp, Inc.	5,976	89,222

Security	Shares	Value

Banks (continued)
Lakeland Financial Corp.	3,240	$146,513
LCNB Corp.(a)	1,299	22,278
LegacyTexas Financial Group, Inc.	6,317	236,193
Level One Bancorp, Inc.	552	12,840
Live Oak Bancshares, Inc.(a)	3,380	49,382
Macatawa Bank Corp.	3,277	32,573
Malvern Bancorp, Inc.(b)	1,026	20,643
MBT Financial Corp.	1,859	18,627
Mercantile Bank Corp.	2,155	70,512
Metropolitan Bank Holding Corp.(b)	804	27,971
Mid Penn Bancorp, Inc.	581	14,235
Middlefield Banc Corp.	421	17,349
Midland States Bancorp, Inc.	2,801	67,392
MidSouth Bancorp, Inc.	2,223	25,364
MidWestOne Financial Group, Inc.	1,481	40,357
MutualFirst Financial, Inc.(a)	727	21,788
MVB Financial Corp.	1,269	19,352
National Bank Holdings Corp., Class A	3,818	126,987
National Bankshares, Inc.	802	34,366
National Commerce Corp.(b)	2,367	92,810
NBT Bancorp, Inc.(a)	5,660	203,817
Nicolet Bankshares, Inc.(b)	1,104	65,798
Northeast Bancorp	860	17,785
Northrim BanCorp, Inc.	807	27,777
Norwood Financial Corp.(a)	659	20,324
Oak Valley Bancorp	869	15,329
OFG Bancorp	5,752	113,832
Ohio Valley Banc Corp.	644	23,281
Old Line Bancshares, Inc.	2,081	51,879
Old National Bancorp(a)	20,071	329,164
Old Second Bancorp, Inc.	3,856	48,547
Opus Bank	2,618	51,836
Origin Bancorp, Inc.	2,319	78,962
Orrstown Financial Services, Inc.	1,094	20,337
Pacific City Financial Corp.(a)	1,353	23,610
Pacific Mercantile Bancorp(b)	2,339	17,823
Pacific Premier Bancorp, Inc.	6,053	160,586
Park National Corp.(a)	1,824	172,824
Parke Bancorp, Inc.	1,005	20,994
Peapack Gladstone Financial Corp.	2,433	63,793
Penns Woods Bancorp, Inc.(a)	573	23,550
Peoples Bancorp of North Carolina, Inc.	740	19,684
Peoples Bancorp, Inc.	2,347	72,687
Peoples Financial Services Corp.(a)	912	41,259
People’s Utah Bancorp(a)	2,042	53,848
Preferred Bank	1,851	83,239
Premier Financial Bancorp, Inc.(a)	1,798	28,247
QCR Holdings, Inc.	1,736	58,885
RBB Bancorp	1,796	33,765
Reliant Bancorp, Inc.(a)	1,213	27,074
Renasant Corp.	6,401	216,674
Republic Bancorp, Inc., Class A	1,275	57,018
Republic First Bancorp, Inc.(b)	5,329	27,977
S&T Bancorp, Inc.(a)	4,572	180,731
Sandy Spring Bancorp, Inc.(a)	4,601	143,919
SB One Bancorp	1,132	24,587
Seacoast Banking Corp. of Florida(b)	6,106	160,893
Select Bancorp, Inc.(b)	1,428	16,236
ServisFirst Bancshares, Inc.(a)	6,178	208,569
Shore Bancshares, Inc.	1,949	29,060
Sierra Bancorp	1,873	45,514
Simmons First National Corp., Class A(a)	12,022	294,299
SmartFinancial, Inc.(b)	1,370	25,907

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South State Corp.(a)	4,854	$331,722
Southern First Bancshares, Inc.(b)	846	28,654
Southern National Bancorp of Virginia, Inc.	2,595	38,017
Southside Bancshares, Inc.(a)	4,412	146,611
Spirit of Texas Bancshares, Inc.(b)	1,001	21,221
Stock Yards Bancorp, Inc.	2,861	96,730
Summit Financial Group, Inc.(a)	1,321	35,020
Tompkins Financial Corp.(a)	1,958	148,945
Towne Bank(a)	8,752	216,612
TriCo Bancshares	3,389	133,154
TriState Capital Holdings, Inc.(b)	3,258	66,561
Triumph Bancorp, Inc.(b)	3,185	93,607
Trustmark Corp.	8,378	281,752
UMB Financial Corp.	6,021	385,585
Union Bankshares Corp.	10,213	330,186
Union Bankshares, Inc.(a)	589	26,640
United Bankshares, Inc.	13,275	481,086
United Community Banks, Inc.	10,415	259,646
United Security Bancshares	2,059	21,825
Unity Bancorp, Inc.	1,215	22,939
Univest Financial Corp.	3,830	93,682
Valley National Bancorp	42,865	410,647
Veritex Holdings, Inc.	5,716	138,442
Washington Trust Bancorp, Inc.(a)	1,999	96,252
WesBanco, Inc.(a)	6,941	275,905
West Bancorporation, Inc.	2,109	43,614
Westamerica Bancorp	3,422	211,480

		23,892,580

Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(b)	1,072	315,951
Castle Brands, Inc.(b)	14,031	9,773
Celsius Holdings, Inc.(b)	3,655	15,570
Coca-Cola Consolidated, Inc.(a)	624	179,606
Craft Brew Alliance, Inc.(b)	1,925	26,912
MGP Ingredients, Inc.	1,756	135,475
National Beverage Corp.	1,562	90,174
Primo Water Corp.(a)(b)	4,353	67,297

		840,758

Biotechnology — 6.7%(b)
Abeona Therapeutics, Inc.	3,822	28,130
ACADIA Pharmaceuticals, Inc.(a)	14,984	402,320
Acceleron Pharma, Inc.(a)	5,765	268,476
Achaogen, Inc.	5,460	2,491
Achillion Pharmaceuticals, Inc.(a)	18,054	53,440
Acorda Therapeutics, Inc.	5,787	76,909
Adamas Pharmaceuticals, Inc.(a)	2,917	20,740
ADMA Biologics, Inc.(a)	3,050	11,559
Aduro Biotech, Inc.	8,518	33,902
Adverum Biotechnologies, Inc.(a)	7,091	37,157
Aeglea BioTherapeutics, Inc.	2,623	21,115
Agenus, Inc.(a)	12,282	36,478
AgeX Therapeutics, Inc.	1,338	5,419
Aimmune Therapeutics, Inc.(a)	5,750	128,512
Akebia Therapeutics, Inc.(a)	11,391	93,292
Albireo Pharma, Inc.	1,158	37,299
Alder Biopharmaceuticals, Inc.(a)	7,736	105,596
Aldeyra Therapeutics, Inc.	2,564	23,153
Alector, Inc.	735	13,759
Allakos, Inc.(a)	1,880	76,140
Allena Pharmaceuticals, Inc.(a)	1,874	13,155
Allogene Therapeutics, Inc.(a)	2,915	84,273
AMAG Pharmaceuticals, Inc.(a)	4,557	58,694

Security	Shares	Value

Biotechnology (continued)
Amicus Therapeutics, Inc.	25,134	$341,822
AnaptysBio, Inc.(a)	2,819	205,928
Anika Therapeutics, Inc.(a)	1,892	57,214
Apellis Pharmaceuticals, Inc.(a)	4,795	93,502
Aptinyx, Inc.	1,740	7,047
Arbutus Biopharma Corp.	4,663	16,694
Arcus Biosciences, Inc.	3,867	48,299
Ardelyx, Inc.	5,362	15,014
Arena Pharmaceuticals, Inc.(a)	6,591	295,475
ArQule, Inc.	14,398	68,966
Array BioPharma, Inc.(a)	27,949	681,397
Arrowhead Pharmaceuticals, Inc.(a)	12,389	227,338
Assembly Biosciences, Inc.	2,791	54,955
Atara Biotherapeutics, Inc.	5,569	221,368
Athenex, Inc.	5,837	71,503
Athersys, Inc.(a)	16,463	24,694
Audentes Therapeutics, Inc.(a)	4,926	192,213
AVEO Pharmaceuticals, Inc.	13,375	10,969
Avid Bioservices, Inc.	6,678	28,382
Avrobio, Inc.(a)	1,683	37,110
Bellicum Pharmaceuticals, Inc.(a)	4,801	16,179
BioCryst Pharmaceuticals, Inc.(a)	14,488	117,932
Biohaven Pharmaceutical Holding Co. Ltd.	4,134	212,777
BioSpecifics Technologies Corp.	764	47,620
BioTime, Inc.(a)	13,380	17,528
Blueprint Medicines Corp.(a)	5,490	439,475
Calithera Biosciences, Inc.	4,372	29,467
Calyxt, Inc.(a)	767	13,492
Cara Therapeutics, Inc.	4,325	84,857
CareDx, Inc.	4,720	148,774
CASI Pharmaceuticals, Inc.	6,101	17,510
Catalyst Biosciences, Inc.	1,915	15,531
Catalyst Pharmaceuticals, Inc.	12,807	65,316
Celcuity, Inc.(a)	620	13,584
Cellular Biomedicine Group, Inc.	1,644	28,441
ChemoCentryx, Inc.	3,181	44,184
Chimerix, Inc.	4,712	9,895
Clovis Oncology, Inc.(a)	6,322	156,912
Cohbar, Inc.(a)	3,582	11,677
Coherus Biosciences, Inc.(a)	6,892	94,007
Concert Pharmaceuticals, Inc.(a)	2,754	33,241
Constellation Pharmaceuticals, Inc.	2,096	28,401
Corbus Pharmaceuticals Holdings, Inc.(a)	6,623	46,030
Corvus Pharmaceuticals, Inc.(a)	2,229	8,961
Crinetics Pharmaceuticals, Inc.	1,137	25,878
CTI BioPharma Corp.	8,191	7,947
Cue Biopharma, Inc.(a)	2,851	22,038
Cytokinetics, Inc.(a)	6,105	49,389
CytomX Therapeutics, Inc.	5,910	63,533
Deciphera Pharmaceuticals, Inc.(a)	1,256	29,152
Denali Therapeutics, Inc.(a)	6,050	140,481
Dicerna Pharmaceuticals, Inc.	6,914	101,290
Dynavax Technologies Corp.	8,278	60,512
Eagle Pharmaceuticals, Inc.	1,403	70,837
Editas Medicine, Inc.(a)	6,060	148,167
Eidos Therapeutics, Inc.(a)	2,150	50,418
Emergent BioSolutions, Inc.	6,019	304,080
Enanta Pharmaceuticals, Inc.(a)	2,224	212,436
Epizyme, Inc.	7,883	97,670
Equillium, Inc.(a)	675	5,400
Esperion Therapeutics, Inc.(a)	3,038	121,976
Evelo Biosciences, Inc.	1,646	13,168

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fate Therapeutics, Inc.	7,900	$138,803
Fennec Pharmaceuticals, Inc.(a)	1,819	8,822
FibroGen, Inc.(a)	10,064	546,978
Five Prime Therapeutics, Inc.(a)	4,430	59,362
Flexion Therapeutics, Inc.	4,460	55,661
Fortress Biotech, Inc.	5,274	9,388
Forty Seven, Inc.(a)	1,853	29,944
G1 Therapeutics, Inc.	3,024	50,198
Genomic Health, Inc.(a)	2,783	194,949
Geron Corp.	22,429	37,232
Global Blood Therapeutics, Inc.(a)	7,084	374,956
GlycoMimetics, Inc.	4,523	56,357
Gossamer Bio, Inc.	1,469	31,833
Gritstone Oncology, Inc.	840	11,172
GTx, Inc.(a)	742	890
Halozyme Therapeutics, Inc.(a)	16,568	266,745
Harpoon Therapeutics, Inc.	511	4,839
Heron Therapeutics, Inc.	9,152	223,675
Homology Medicines, Inc.(a)	2,211	61,311
Idera Pharmaceuticals, Inc.	2,969	7,571
Immune Design Corp.	5,369	31,409
ImmunoGen, Inc.(a)	19,060	51,653
Immunomedics, Inc.(a)	19,845	381,222
Inovio Pharmaceuticals, Inc.	10,948	40,836
Insmed, Inc.	10,168	295,584
Insys Therapeutics, Inc.(a)	3,942	18,212
Intellia Therapeutics, Inc.(a)	4,411	75,340
Intercept Pharmaceuticals, Inc.	2,908	325,289
Intrexon Corp.	9,776	51,422
Invitae Corp.(a)	9,381	219,703
Iovance Biotherapeutics, Inc.	13,740	130,667
Ironwood Pharmaceuticals, Inc.	18,394	248,871
Jounce Therapeutics, Inc.	2,248	13,938
Kadmon Holdings, Inc.	12,712	33,560
Karyopharm Therapeutics, Inc.	6,437	37,592
Kezar Life Sciences, Inc.	1,666	29,555
Kindred Biosciences, Inc.(a)	4,771	43,750
Kiniksa Pharmaceuticals Ltd., Class A	1,568	28,318
Kodiak Sciences, Inc.	1,090	7,118
Kura Oncology, Inc.	4,007	66,476
La Jolla Pharmaceutical Co.	2,847	18,306
Lexicon Pharmaceuticals, Inc.	5,737	31,898
Ligand Pharmaceuticals, Inc.(a)	2,778	349,222
LogicBio Therapeutics, Inc.(a)	830	8,200
MacroGenics, Inc.	5,205	93,586
Madrigal Pharmaceuticals, Inc.	921	115,364
Magenta Therapeutics, Inc.	1,907	31,408
MannKind Corp.	21,619	42,589
MediciNova, Inc.(a)	5,240	43,387
MeiraGTx Holdings plc	1,591	27,413
Mersana Therapeutics, Inc.	2,099	11,041
Minerva Neurosciences, Inc.	4,064	31,943
Miragen Therapeutics, Inc.	4,150	11,579
Mirati Therapeutics, Inc.(a)	2,835	207,806
Molecular Templates, Inc.	1,461	8,488
Momenta Pharmaceuticals, Inc.(a)	12,886	187,234
Mustang Bio, Inc.	2,441	8,324
Myriad Genetics, Inc.	9,141	303,481
NantKwest, Inc.(a)	4,937	7,800
Natera, Inc.(a)	4,371	90,130
Neon Therapeutics, Inc.	1,934	12,494
NewLink Genetics Corp.(a)	4,970	9,592
Novavax, Inc.(a)	50,615	27,884

Security	Shares	Value

Biotechnology (continued)
Nymox Pharmaceutical Corp.	4,564	$8,991
OPKO Health, Inc.	42,711	111,476
Organovo Holdings, Inc.	17,709	17,567
Ovid therapeutics, Inc.	1,840	3,257
Palatin Technologies, Inc.(a)	28,574	28,008
PDL BioPharma, Inc.	19,498	72,533
Pfenex, Inc.	3,440	21,259
Pieris Pharmaceuticals, Inc.	6,594	22,090
PolarityTE, Inc.(a)	1,393	14,905
Portola Pharmaceuticals, Inc.(a)	8,645	299,982
Principia Biopharma, Inc.	689	23,426
Progenics Pharmaceuticals, Inc.	10,680	49,555
Proteostasis Therapeutics, Inc.	4,096	5,161
Prothena Corp. plc	5,335	64,714
PTC Therapeutics, Inc.	6,807	256,215
Puma Biotechnology, Inc.(a)	3,866	149,962
Ra Pharmaceuticals, Inc.(a)	2,488	55,731
Radius Health, Inc.	5,373	107,138
Recro Pharma, Inc.	2,169	12,710
REGENXBIO, Inc.	4,205	240,989
Repligen Corp.(a)	5,190	306,625
Replimune Group, Inc.	1,698	25,844
Retrophin, Inc.(a)	5,372	121,568
Rhythm Pharmaceuticals, Inc.	2,021	55,396
Rigel Pharmaceuticals, Inc.(a)	22,292	57,290
Rocket Pharmaceuticals, Inc.	3,169	55,584
Rubius Therapeutics, Inc.	4,510	81,631
Sangamo Therapeutics, Inc.(a)	13,466	128,466
Savara, Inc.	4,017	29,605
Scholar Rock Holding Corp.	1,971	37,035
Selecta Biosciences, Inc.	5,100	12,087
Seres Therapeutics, Inc.(a)	2,927	20,108
Solid Biosciences, Inc.	1,618	14,886
Sorrento Therapeutics, Inc.(a)	14,516	68,951
Spark Therapeutics, Inc.	4,176	475,563
Spectrum Pharmaceuticals, Inc.(a)	13,388	143,118
Spero Therapeutics, Inc.	999	12,797
Spring Bank Pharmaceuticals, Inc.	1,607	16,857
Stemline Therapeutics, Inc.	5,060	65,021
Surface Oncology, Inc.(a)	1,176	5,610
Sutro Biopharma, Inc.	719	8,189
Syndax Pharmaceuticals, Inc.(a)	2,072	10,878
Synlogic, Inc.	1,715	13,017
Synthorx, Inc.	968	19,718
Syros Pharmaceuticals, Inc.	3,105	28,380
T2 Biosystems, Inc.(a)	4,091	10,759
TG Therapeutics, Inc.	8,511	68,428
Tocagen, Inc.(a)	2,703	29,382
Translate Bio, Inc.	3,908	39,823
Twist Bioscience Corp.	580	13,444
Tyme Technologies, Inc.	13,196	23,225
Ultragenyx Pharmaceutical, Inc.(a)	6,927	480,457
UNITY Biotechnology, Inc.	3,184	25,822
Unum Therapeutics, Inc.(a)	2,001	8,784
Vanda Pharmaceuticals, Inc.	6,818	125,451
Veracyte, Inc.	3,799	95,051
Verastem, Inc.	9,123	27,004
Vericel Corp.(a)	5,705	99,895
Viking Therapeutics, Inc.(a)	7,718	76,717
Vital Therapies, Inc.	4,896	965
Voyager Therapeutics, Inc.	2,848	54,511
X4 Pharmaceuticals, Inc.	114	1,985
Xencor, Inc.(a)	6,136	190,584

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
XOMA Corp.	1,034	$12,801
Y-mAbs Therapeutics, Inc.(a)	775	20,313
Zafgen, Inc.	3,975	10,892
ZIOPHARM Oncology, Inc.(a)	17,470	67,260

		18,401,878

Building Products — 1.2%
AAON, Inc.(a)	5,480	253,066
Advanced Drainage Systems, Inc.	4,807	123,876
American Woodmark Corp.(b)	1,876	155,014
Apogee Enterprises, Inc.	3,676	137,813
Armstrong Flooring, Inc.(b)	2,814	38,270
Builders FirstSource, Inc.(b)	15,008	200,207
Caesarstone Ltd.	3,044	47,517
Continental Building Products, Inc.(b)	4,936	122,364
CSW Industrials, Inc.(b)	2,063	118,189
Gibraltar Industries, Inc.(b)	4,240	172,186
Griffon Corp.	4,596	84,934
Insteel Industries, Inc.(a)	2,420	50,626
JELD-WEN Holding, Inc.(a)(b)	9,181	162,137
Masonite International Corp.(b)	3,484	173,817
NCI Building Systems, Inc.(b)	5,660	34,866
Patrick Industries, Inc.(b)	3,163	143,347
PGT Innovations, Inc.(b)	7,035	97,435
Quanex Building Products Corp.	4,636	73,666
Simpson Manufacturing Co., Inc.	5,504	326,222
Trex Co., Inc.(a)(b)	7,851	482,994
Universal Forest Products, Inc.	7,963	238,014

		3,236,560

Capital Markets — 1.2%
Artisan Partners Asset Management, Inc., Class A	6,381	160,610
Ashford, Inc.	131	7,274
Associated Capital Group, Inc., Class A	197	7,793
B. Riley Financial, Inc.(a)	2,716	45,330
Blucora, Inc.(b)	6,320	210,962
BrightSphere Investment Group plc	10,686	144,902
Cohen & Steers, Inc.	2,963	125,246
Cowen, Inc.(b)	3,561	51,599
Diamond Hill Investment Group, Inc.	433	60,620
Donnelley Financial Solutions, Inc.(b)	4,471	66,528
Federated Investors, Inc., Class B	12,863	377,015
Focus Financial Partners, Inc., Class A(b)	3,490	124,384
GAIN Capital Holdings, Inc.	3,963	24,888
GAMCO Investors, Inc., Class A	630	12,915
Greenhill & Co., Inc.(a)	2,253	48,462
Hamilton Lane, Inc., Class A	2,209	96,268
Houlihan Lokey, Inc.	4,435	203,345
INTL. FCStone, Inc.(b)	2,037	78,954
Ladenburg Thalmann Financial Services, Inc.	13,284	37,594
Moelis & Co., Class A	5,922	246,414
Oppenheimer Holdings, Inc., Class A	1,284	33,410
Piper Jaffray Cos.	1,896	138,086
PJT Partners, Inc., Class A	2,648	110,686
Pzena Investment Management, Inc., Class A	2,576	20,840
Safeguard Scientifics, Inc.(b)	2,163	23,469
Siebert Financial Corp.(b)	1,073	12,672
Silvercrest Asset Management Group, Inc., Class A	794	11,314
Stifel Financial Corp.	9,217	486,289
Value Line, Inc.	315	7,777
Virtus Investment Partners, Inc.	921	89,844
Waddell & Reed Financial, Inc., Class A(a)	10,329	178,588
Westwood Holdings Group, Inc.	1,082	38,162
WisdomTree Investments, Inc.	15,530	109,642

		3,391,882

Security	Shares	Value

Chemicals — 2.0%
Advanced Emissions Solutions, Inc.	2,446	$28,276
AdvanSix, Inc.(b)	4,079	116,537
AgroFresh Solutions, Inc.(b)	3,507	11,714
American Vanguard Corp.	3,869	66,624
Amyris, Inc.(a)(b)	3,882	8,113
Balchem Corp.(a)	4,259	395,235
Chase Corp.	962	89,024
Ferro Corp.(b)	11,009	208,400
Flotek Industries, Inc.(a)(b)	9,338	30,255
FutureFuel Corp.	3,429	45,949
GCP Applied Technologies, Inc.(b)	9,550	282,680
Hawkins, Inc.	1,286	47,363
HB Fuller Co.	6,726	327,153
Ingevity Corp.(b)	5,631	594,690
Innophos Holdings, Inc.	2,585	77,912
Innospec, Inc.	3,218	268,220
Intrepid Potash, Inc.(b)	12,511	47,417
Koppers Holdings, Inc.(b)	2,735	71,055
Kraton Corp.(b)	4,116	132,453
Kronos Worldwide, Inc.(a)	2,830	39,677
Livent Corp.(b)	19,676	241,621
LSB Industries, Inc.(b)	2,515	15,694
Marrone Bio Innovations, Inc.(a)(b)	8,606	13,167
Minerals Technologies, Inc.	4,700	276,313
OMNOVA Solutions, Inc.(b)	5,813	40,807
PolyOne Corp.	10,606	310,862
PQ Group Holdings, Inc.(b)	4,859	73,711
Quaker Chemical Corp.	1,734	347,372
Rayonier Advanced Materials, Inc.(a)	6,728	91,232
Sensient Technologies Corp.(a)	5,651	383,081
Stepan Co.	2,692	235,604
Trecora Resources(a)(b)	2,581	23,461
Tredegar Corp.	3,437	55,473
Trinseo SA	5,690	257,757
Tronox Holdings plc, Class A	12,434	163,507
Valhi, Inc.	4,603	10,633

		5,429,042

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	8,788	319,444
ACCO Brands Corp.(a)	13,745	117,657
Advanced Disposal Services, Inc.(b)	9,624	269,472
Brady Corp., Class A	6,234	289,320
BrightView Holdings, Inc.(a)(b)	3,964	57,082
Brink’s Co. (The)(a)	6,677	503,513
Casella Waste Systems, Inc., Class A(b)	5,757	204,719
CECO Environmental Corp.(b)	3,524	25,373
Cimpress NV(b)	2,925	234,380
Covanta Holding Corp.(a)	15,614	270,278
Deluxe Corp.	6,118	267,479
Ennis, Inc.	3,378	70,127
Healthcare Services Group, Inc.(a)	9,839	324,589
Heritage-Crystal Clean, Inc.(b)	1,914	52,539
Herman Miller, Inc.	7,899	277,887
HNI Corp.	5,765	209,212
Interface, Inc.	7,844	120,170
Kimball International, Inc., Class B	4,802	67,900
Knoll, Inc.	6,430	121,591
LSC Communications, Inc.	4,353	28,425
Matthews International Corp., Class A	4,144	153,121
McGrath RentCorp	3,201	181,081
Mobile Mini, Inc.	5,901	200,280
MSA Safety, Inc.	4,528	468,195
Multi-Color Corp.	1,842	91,897

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
NL Industries, Inc.(a)(b)	1,105	$4,287
PICO Holdings, Inc.(b)	2,314	22,909
Pitney Bowes, Inc.	24,989	171,674
Quad/Graphics, Inc.	4,149	49,373
RR Donnelley & Sons Co.	9,380	44,274
SP Plus Corp.(b)	3,006	102,565
Steelcase, Inc., Class A	11,268	163,949
Team, Inc.(b)	3,929	68,757
Tetra Tech, Inc.	7,361	438,642
UniFirst Corp.(a)	2,026	310,991
US Ecology, Inc.	2,910	162,902
Viad Corp.	2,703	152,152
VSE Corp.	1,151	36,349

		6,654,555

Communications Equipment — 1.7%
Acacia Communications, Inc.(b)	3,634	208,410
ADTRAN, Inc.	6,361	87,146
Aerohive Networks, Inc.(b)	5,096	23,085
Applied Optoelectronics, Inc.(b)	2,492	30,402
CalAmp Corp.(a)(b)	4,560	57,365
Calix, Inc.(b)	5,782	44,521
Casa Systems, Inc.(b)	3,595	29,838
Ciena Corp.(a)(b)	18,969	708,302
Clearfield, Inc.(b)	1,205	17,713
Comtech Telecommunications Corp.	3,053	70,891
DASAN Zhone Solutions, Inc.(a)(b)	917	9,803
Digi International, Inc.(b)	3,277	41,520
Extreme Networks, Inc.(b)	15,241	114,155
Finisar Corp.(b)	15,584	361,081
Harmonic, Inc.(b)	10,793	58,498
Infinera Corp.(a)(b)	20,030	86,930
InterDigital, Inc.	4,596	303,244
KVH Industries, Inc.(b)	1,815	18,495
Lumentum Holdings, Inc.(b)	10,068	569,245
NETGEAR, Inc.(b)	4,149	137,415
NetScout Systems, Inc.(b)	9,954	279,409
Plantronics, Inc.	4,404	203,068
Quantenna Communications, Inc.(b)	4,485	109,120
Ribbon Communications, Inc.(b)	6,644	34,217
ViaSat, Inc.(b)	7,353	569,858
Viavi Solutions, Inc.(b)	30,194	373,802

		4,547,533

Construction & Engineering — 1.0%
Aegion Corp.(a)(b)	4,260	74,848
Ameresco, Inc., Class A(a)(b)	2,301	37,230
Argan, Inc.	1,944	97,103
Comfort Systems USA, Inc.	4,866	254,930
Dycom Industries, Inc.(b)	4,011	184,265
EMCOR Group, Inc.	7,575	553,581
Granite Construction, Inc.(a)	5,838	251,910
Great Lakes Dredge & Dock Corp.(b)	7,081	63,092
HC2 Holdings, Inc.(b)	5,263	12,894
IES Holdings, Inc.(b)	1,246	22,142
Infrastructure and Energy Alternatives, Inc.(a)(b)	2,738	14,347
KBR, Inc.	18,732	357,594
MasTec, Inc.(a)(b)	8,393	403,703
MYR Group, Inc.(b)	2,137	74,004
Northwest Pipe Co.(b)	973	23,352
NV5 Global, Inc.(b)	1,245	73,903
Orion Group Holdings, Inc.(b)	3,358	9,805
Primoris Services Corp.(a)	5,552	114,815
Sterling Construction Co., Inc.(b)	3,409	42,681

Security	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp.(b)	4,970	$85,087
Willscot Corp.(b)	4,737	52,533

		2,803,819

Construction Materials — 0.1%
Forterra, Inc.(b)	2,002	8,449
Summit Materials, Inc., Class A(b)	14,892	236,336
United States Lime & Minerals, Inc.	211	16,272
US Concrete, Inc.(b)	2,136	88,473

		349,530

Consumer Finance — 0.6%
Curo Group Holdings Corp.(a)(b)	1,533	15,376
Elevate Credit, Inc.(b)	3,330	14,452
Encore Capital Group, Inc.(b)	3,454	94,053
Enova International, Inc.(b)	4,420	100,864
EZCORP, Inc., Class A(b)	6,650	61,978
FirstCash, Inc.	5,772	499,278
Green Dot Corp., Class A(a)(b)	6,249	379,002
LendingClub Corp.(b)	41,984	129,731
Nelnet, Inc., Class A	2,471	136,078
PRA Group, Inc.(b)	5,926	158,876
Regional Management Corp.(b)	1,370	33,455
World Acceptance Corp.(b)	816	95,578

		1,718,721

Containers & Packaging — 0.1%
Greif, Inc., Class A	3,397	140,126
Greif, Inc., Class B	740	36,179
Myers Industries, Inc.	4,675	79,989
UFP Technologies, Inc.(a)(b)	876	32,762

		289,056

Distributors — 0.1%
Core-Mark Holding Co., Inc.	6,062	225,082
Funko, Inc., Class A(b)	1,362	29,582
Weyco Group, Inc.	783	24,242

		278,906

Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(b)	7,616	352,773
American Public Education, Inc.(b)	2,128	64,095
Career Education Corp.(b)	9,025	149,093
Carriage Services, Inc.	2,465	47,451
Chegg, Inc.(a)(b)	14,400	548,928
Houghton Mifflin Harcourt Co.(b)	13,742	99,904
K12, Inc.(b)	4,888	166,827
Laureate Education, Inc., Class A(b)	12,546	187,814
Regis Corp.(b)	4,701	92,469
Sotheby’s(a)(b)	4,414	166,629
Strategic Education, Inc.	2,775	364,385
Weight Watchers International, Inc.(b)	5,118	103,128

		2,343,496

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E(a)	4,064	80,955
Cannae Holdings, Inc.(b)	9,156	222,124
FGL Holdings	18,831	148,200
Marlin Business Services Corp.	926	19,909
On Deck Capital, Inc.(b)	6,433	34,867

		506,055

Diversified Telecommunication Services — 0.5%
ATN International, Inc.	1,387	78,213
Cincinnati Bell, Inc.(a)(b)	6,091	58,108

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	5,562	$301,738
Consolidated Communications Holdings, Inc.(a)	9,318	101,659
Frontier Communications Corp.	13,854	27,569
Intelsat SA(a)(b)	7,398	115,853
Iridium Communications, Inc.(b)	12,748	337,057
Ooma, Inc.(b)	2,141	28,347
ORBCOMM, Inc.(b)	9,715	65,868
pdvWireless, Inc.(b)	1,167	41,032
Vonage Holdings Corp.(b)	29,366	294,835

		1,450,279

Electric Utilities — 1.2%
ALLETE, Inc.	6,843	562,700
El Paso Electric Co.	5,378	316,334
IDACORP, Inc.(a)	6,631	660,050
MGE Energy, Inc.	4,637	315,177
Otter Tail Corp.	5,233	260,708
PNM Resources, Inc.	10,573	500,526
Portland General Electric Co.	11,690	606,009
Spark Energy, Inc., Class A	1,626	14,488

		3,235,992

Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.	928	31,905
Atkore International Group, Inc.(b)	5,182	111,568
AZZ, Inc.	3,438	140,717
Babcock & Wilcox Enterprises, Inc.(b)	5,219	2,146
Encore Wire Corp.	2,704	154,723
Energous Corp.(a)(b)	2,722	17,257
EnerSys	5,726	373,106
Enphase Energy, Inc.(b)	11,487	106,025
FuelCell Energy, Inc.(b)	12,967	3,192
Generac Holdings, Inc.(b)	8,055	412,658
Plug Power, Inc.(b)	27,322	65,573
Powell Industries, Inc.	1,149	30,506
Preformed Line Products Co.	463	24,581
Sunrun, Inc.(b)	12,837	180,488
Thermon Group Holdings, Inc.(b)	4,303	105,467
TPI Composites, Inc.(b)	1,934	55,351
Vicor Corp.(a)(b)	2,319	71,935
Vivint Solar, Inc.(a)(b)	4,915	24,428

		1,911,626

Electronic Equipment, Instruments & Components — 2.5%
Anixter International, Inc.(b)	3,914	219,615
Arlo Technologies, Inc.(b)	10,089	41,668
AVX Corp.	6,197	107,456
Badger Meter, Inc.(a)	3,793	211,043
Bel Fuse, Inc., Class B	1,475	37,288
Belden, Inc.(a)	5,367	288,208
Benchmark Electronics, Inc.	5,514	144,742
Control4 Corp.(b)	3,455	58,493
CTS Corp.	4,344	127,583
Daktronics, Inc.	4,775	35,574
ePlus, Inc.(b)	1,777	157,336
Fabrinet(b)	4,787	250,647
FARO Technologies, Inc.(b)	2,232	98,007
Fitbit, Inc., Class A(b)	27,994	165,724
II-VI, Inc.(a)(b)	8,209	305,703
Insight Enterprises, Inc.(b)	4,666	256,910
Iteris, Inc.(a)(b)	3,745	15,617
Itron, Inc.(b)	4,502	210,018
KEMET Corp.	7,492	127,139
Kimball Electronics, Inc.(b)	3,440	53,286
Knowles Corp.(b)	11,603	204,561

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Maxwell Technologies, Inc.(b)	5,060	$22,618
Mesa Laboratories, Inc.	447	103,033
Methode Electronics, Inc.	4,786	137,741
MTS Systems Corp.	2,373	129,234
Napco Security Technologies, Inc.(b)	1,375	28,517
nLight, Inc.(a)(b)	2,856	63,632
Novanta, Inc.(b)	4,349	368,491
OSI Systems, Inc.(a)(b)	2,231	195,436
PAR Technology Corp.(b)	1,351	33,045
Park Electrochemical Corp.(a)	2,399	37,664
PC Connection, Inc.	1,532	56,178
Plexus Corp.(b)	4,056	247,213
Rogers Corp.(a)(b)	2,438	387,349
Sanmina Corp.(b)	9,003	259,737
ScanSource, Inc.(b)	3,345	119,818
SYNNEX Corp.	5,522	526,744
Tech Data Corp.(b)	4,931	504,984
TTM Technologies, Inc.(b)	12,459	146,144
Vishay Intertechnology, Inc.	17,600	325,072
Vishay Precision Group, Inc.(b)	1,373	46,970

		6,856,238

Energy Equipment & Services — 1.3%
Archrock, Inc.	16,889	165,174
Basic Energy Services, Inc.(b)	2,825	10,735
Bristow Group, Inc.(a)(b)	4,368	4,848
C&J Energy Services, Inc.(b)	8,566	132,944
Cactus, Inc., Class A(b)	5,045	179,602
CARBO Ceramics, Inc.(b)	2,993	10,475
Covia Holdings Corp.(b)	4,017	22,455
Dawson Geophysical Co.(b)	3,303	9,678
Diamond Offshore Drilling, Inc.(a)(b)	8,606	90,277
Dril-Quip, Inc.(b)	4,726	216,687
Era Group, Inc.(a)(b)	2,446	28,227
Exterran Corp.(b)	4,303	72,506
Forum Energy Technologies, Inc.(b)	10,760	54,984
Frank’s International NV(b)	9,722	60,374
FTS International, Inc.(b)	4,077	40,770
Helix Energy Solutions Group, Inc.(b)	18,686	147,806
Independence Contract Drilling, Inc.(b)	4,876	13,506
ION Geophysical Corp.(b)	1,706	24,635
Keane Group, Inc.(b)	7,147	77,831
Key Energy Services, Inc.(a)(b)	1,659	6,736
KLX Energy Services Holdings, Inc.(a)(b)	2,671	67,149
Liberty Oilfield Services, Inc., Class A	5,882	90,524
Mammoth Energy Services, Inc.(a)	1,616	26,906
Matrix Service Co.(b)	3,515	68,824
McDermott International, Inc.(a)(b)	23,828	177,280
Natural Gas Services Group, Inc.(b)	1,654	28,631
NCS Multistage Holdings, Inc.(b)	1,349	6,988
Newpark Resources, Inc.(a)(b)	11,838	108,436
Nine Energy Service, Inc.(b)	1,942	43,986
Noble Corp. plc(b)	32,761	94,024
Oceaneering International, Inc.(b)	13,131	207,076
Oil States International, Inc.(b)	7,918	134,289
Pioneer Energy Services Corp.(a)(b)	8,780	15,541
Profire Energy, Inc.(a)(b)	3,741	6,696
ProPetro Holding Corp.(b)	9,414	212,192
Quintana Energy Services, Inc.(b)	958	4,139
RigNet, Inc.(a)(b)	2,020	19,735
Rowan Cos. plc, Class A(b)	16,928	182,653
SEACOR Holdings, Inc.(a)(b)	2,273	96,102
SEACOR Marine Holdings, Inc.(a)(b)	2,193	29,189
Select Energy Services, Inc., Class A(b)	5,996	72,072

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
Smart Sand, Inc.(b)	3,545	$15,775
Solaris Oilfield Infrastructure, Inc., Class A	3,457	56,833
Superior Energy Services, Inc.(b)	20,368	95,119
TETRA Technologies, Inc.(b)	16,166	37,828
Tidewater, Inc.(a)(b)	3,825	88,702
Unit Corp.(a)(b)	6,950	98,968
US Silica Holdings, Inc.(a)	10,400	180,544

		3,636,451

Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	6,901	102,480
Eros International plc(b)	4,749	43,406
Glu Mobile, Inc.(b)	14,816	162,087
IMAX Corp.(b)	7,122	161,527
Liberty Media Corp-Liberty Braves, Class A(b)	1,316	36,769
Liberty Media Corp-Liberty Braves, Class C(b)	4,734	131,463
LiveXLive Media, Inc.(b)	3,650	19,637
Marcus Corp. (The)	2,561	102,568
Reading International, Inc., Class A(b)	2,052	32,750
Rosetta Stone, Inc.(b)	2,617	57,181
World Wrestling Entertainment, Inc., Class A(a)	5,714	495,861

		1,345,729

Equity Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	10,699	291,762
Agree Realty Corp.(a)	4,386	304,125
Alexander & Baldwin, Inc.	9,070	230,741
Alexander’s, Inc.	283	106,456
American Assets Trust, Inc.	5,112	234,436
Americold Realty Trust	16,836	513,666
Armada Hoffler Properties, Inc.	6,459	100,696
Ashford Hospitality Trust, Inc.	11,284	53,599
Bluerock Residential Growth REIT, Inc.	2,866	30,895
Braemar Hotels & Resorts, Inc.	3,885	47,436
BRT Apartments Corp.(a)	1,299	18,030
CareTrust REIT, Inc.	10,674	250,412
CatchMark Timber Trust, Inc., Class A	6,522	64,046
CBL & Associates Properties, Inc.(a)	22,490	34,860
Cedar Realty Trust, Inc.	11,410	38,794
Chatham Lodging Trust	6,008	115,594
Chesapeake Lodging Trust	7,879	219,115
City Office REIT, Inc.(a)	4,712	53,293
Clipper Realty, Inc.(a)	1,689	22,616
Community Healthcare Trust, Inc.	2,314	83,049
CoreCivic, Inc.	15,775	306,824
CorEnergy Infrastructure Trust, Inc.	1,576	57,918
CorePoint Lodging, Inc.	5,495	61,379
Cousins Properties, Inc.	55,854	539,550
DiamondRock Hospitality Co.(a)	27,535	298,204
Easterly Government Properties, Inc.	8,040	144,800
EastGroup Properties, Inc.(a)	4,672	521,582
Essential Properties Realty Trust, Inc.	4,727	92,271
Farmland Partners, Inc.	3,891	24,902
First Industrial Realty Trust, Inc.	16,544	584,996
Four Corners Property Trust, Inc.	8,997	266,311
Franklin Street Properties Corp.	13,847	99,560
Front Yard Residential Corp.	6,550	60,719
GEO Group, Inc. (The)	15,962	306,470
Getty Realty Corp.	4,350	139,331
Gladstone Commercial Corp.	3,734	77,555
Gladstone Land Corp.	1,281	16,205
Global Medical REIT, Inc.(a)	2,989	29,352
Global Net Lease, Inc.	10,137	191,589
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	7,875	201,915

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc.(a)	16,469	$528,820
Hersha Hospitality Trust	4,729	81,055
Independence Realty Trust, Inc.	11,585	125,002
Industrial Logistics Properties Trust	8,581	173,079
InfraREIT, Inc.	5,872	123,136
Innovative Industrial Properties, Inc.(a)	1,224	99,989
Investors Real Estate Trust	1,592	95,377
iStar, Inc.	8,643	72,774
Jernigan Capital, Inc.(a)	2,400	50,496
Kite Realty Group Trust	10,990	175,730
Lexington Realty Trust(a)	28,076	254,369
LTC Properties, Inc.	5,225	239,305
Mack-Cali Realty Corp.(a)	12,017	266,777
MedEquities Realty Trust, Inc.	3,754	41,782
Monmouth Real Estate Investment Corp.(a)	11,802	155,550
National Health Investors, Inc.(a)	5,431	426,605
National Storage Affiliates Trust	7,519	214,367
New Senior Investment Group, Inc.(a)	9,678	52,745
NexPoint Residential Trust, Inc.	2,444	93,703
NorthStar Realty Europe Corp.	5,933	102,997
Office Properties Income Trust(a)	6,304	174,248
One Liberty Properties, Inc.	1,988	57,652
Pebblebrook Hotel Trust(a)	17,187	533,828
Pennsylvania REIT(a)	9,137	57,472
Physicians Realty Trust	24,262	456,368
Piedmont Office Realty Trust, Inc., Class A(a)	17,020	354,867
PotlatchDeltic Corp.	8,850	334,442
Preferred Apartment Communities, Inc., Class A	5,305	78,620
PS Business Parks, Inc.	2,644	414,659
QTS Realty Trust, Inc., Class A	6,767	304,447
Retail Opportunity Investments Corp.	14,755	255,852
Rexford Industrial Realty, Inc.	12,058	431,797
RLJ Lodging Trust	23,096	405,797
RPT Realty	10,536	126,537
Ryman Hospitality Properties, Inc.	5,941	488,588
Sabra Health Care REIT, Inc.	23,630	460,076
Safehold, Inc.(a)	872	19,018
Saul Centers, Inc.	1,567	80,497
Seritage Growth Properties, Class A(a)	4,338	192,781
Spirit MTA REIT	5,716	37,097
STAG Industrial, Inc.	12,952	384,027
Summit Hotel Properties, Inc.	13,734	156,705
Sunstone Hotel Investors, Inc.	30,311	436,478
Tanger Factory Outlet Centers, Inc.	12,206	256,082
Terreno Realty Corp.	7,950	334,218
Tier REIT, Inc.	7,099	203,457
UMH Properties, Inc.	4,411	62,107
Universal Health Realty Income Trust(a)	1,702	128,858
Urban Edge Properties	14,530	276,070
Urstadt Biddle Properties, Inc., Class A	3,926	81,033
Washington Prime Group, Inc.(a)	24,825	140,261
Washington REIT	10,467	297,053
Whitestone REIT	5,069	60,929
Xenia Hotels & Resorts, Inc.	14,966	327,905

		18,618,538

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	3,613	116,447
BJ’s Wholesale Club Holdings, Inc.(b)	16,885	462,649
Chefs’ Warehouse, Inc. (The)(b)	2,887	89,641
Ingles Markets, Inc., Class A(a)	1,873	51,732
Natural Grocers by Vitamin Cottage, Inc.(a)(b)	1,090	13,026
Performance Food Group Co.(a)(b)	13,528	536,250

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
PriceSmart, Inc.	2,937	$172,931
Rite Aid Corp.(a)(b)	139,772	88,755
Smart & Final Stores, Inc.(b)	2,571	12,701
SpartanNash Co.	4,730	75,065
United Natural Foods, Inc.(b)	6,695	88,508
Village Super Market, Inc., Class A(a)	1,016	27,767
Weis Markets, Inc.(a)	1,268	51,747

		1,787,219

Food Products — 1.1%
Alico, Inc.(a)	327	8,898
B&G Foods, Inc.	8,728	213,138
Calavo Growers, Inc.(a)	2,106	176,588
Cal-Maine Foods, Inc.	4,143	184,902
Darling Ingredients, Inc.(b)	21,768	471,277
Dean Foods Co.(a)	12,114	36,705
Farmer Brothers Co.(a)(b)	1,208	24,172
Fresh Del Monte Produce, Inc.	4,041	109,228
Freshpet, Inc.(b)	3,485	147,381
Hostess Brands, Inc.(a)(b)	13,109	163,862
J&J Snack Foods Corp.	1,996	317,045
John B Sanfilippo & Son, Inc.	1,140	81,932
Lancaster Colony Corp.	2,509	393,135
Landec Corp.(b)	3,600	44,208
Limoneira Co.(a)	1,952	45,931
Sanderson Farms, Inc.(a)	2,712	357,550
Schuman, Inc., CVR(b)(c)	4,294	1,859
Seneca Foods Corp., Class A(b)	860	21,156
Simply Good Foods Co. (The)(b)	8,008	164,885
Tootsie Roll Industries, Inc.	2,237	83,312

		3,047,164

Gas Utilities — 1.2%
Chesapeake Utilities Corp.	2,101	191,632
New Jersey Resources Corp.	11,585	576,817
Northwest Natural Holding Co.(a)	3,802	249,525
ONE Gas, Inc.	6,836	608,609
RGC Resources, Inc.	909	24,098
South Jersey Industries, Inc.(a)	12,257	393,082
Southwest Gas Holdings, Inc.	7,004	576,149
Spire, Inc.(a)	6,450	530,771

		3,150,683

Health Care Equipment & Supplies — 3.5%
Accuray, Inc.(b)	10,460	49,894
AngioDynamics, Inc.(b)	4,838	110,597
Antares Pharma, Inc.(a)(b)	19,168	58,079
AtriCure, Inc.(a)(b)	4,699	125,886
Atrion Corp.	189	166,071
Avanos Medical, Inc.(b)	6,225	265,683
AxoGen, Inc.(b)	4,502	94,812
Axonics Modulation Technologies, Inc.(a)(b)	821	19,663
Cardiovascular Systems, Inc.(b)	4,311	166,663
Cerus Corp.(b)	17,622	109,785
CONMED Corp.	3,349	278,570
CryoLife, Inc.(a)(b)	4,723	137,770
CryoPort, Inc.(a)(b)	3,179	41,073
Cutera, Inc.(b)	1,750	30,905
CytoSorbents Corp.(b)	3,801	28,774
ElectroCore, Inc.(a)(b)	865	6,055
Endologix, Inc.(b)	1,336	8,831
FONAR Corp.(b)	988	20,224
GenMark Diagnostics, Inc.(b)	6,775	48,035
Glaukos Corp.(b)	4,498	352,508
Globus Medical, Inc., Class A(b)	9,835	485,947

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Haemonetics Corp.(b)	6,729	$588,653
Helius Medical Technologies, Inc.(b)	2,208	14,705
Heska Corp.(a)(b)	884	75,246
Inogen, Inc.(a)(b)	2,342	223,357
Integer Holdings Corp.(b)	4,132	311,635
IntriCon Corp.(a)(b)	957	24,002
Invacare Corp.(a)	4,375	36,619
iRadimed Corp.(b)	560	15,730
iRhythm Technologies, Inc.(a)(b)	3,202	240,022
Lantheus Holdings, Inc.(b)	4,932	120,735
LeMaitre Vascular, Inc.(a)	2,092	64,852
LivaNova plc(b)	6,444	626,679
Meridian Bioscience, Inc.	5,517	97,154
Merit Medical Systems, Inc.(a)(b)	7,078	437,633
Natus Medical, Inc.(b)	4,280	108,626
Neogen Corp.(b)	6,677	383,193
Neuronetics, Inc.(b)	1,687	25,727
Nevro Corp.(b)	3,865	241,601
Novocure Ltd.(b)	9,771	470,669
NuVasive, Inc.(b)	6,828	387,762
Nuvectra Corp.(b)	2,233	24,585
OraSure Technologies, Inc.(b)	7,990	89,089
Orthofix Medical, Inc.(b)	2,322	130,984
OrthoPediatrics Corp.(b)	1,043	46,132
Oxford Immunotec Global plc(b)	3,370	58,065
Pulse Biosciences, Inc.(b)	1,231	21,653
Quidel Corp.(b)	4,539	297,168
Rockwell Medical, Inc.(b)	5,557	31,619
RTI Surgical Holdings, Inc.(a)(b)	7,485	44,985
SeaSpine Holdings Corp.(b)	1,822	27,476
Senseonics Holdings, Inc.(b)	11,315	27,722
SI-BONE, Inc.(a)(b)	981	18,482
Sientra, Inc.(b)	3,081	26,435
STAAR Surgical Co.(b)	5,837	199,567
Surmodics, Inc.(b)	1,722	74,873
Tactile Systems Technology, Inc.(b)	2,334	123,048
Tandem Diabetes Care, Inc.(b)	6,770	429,895
TransEnterix, Inc.(a)(b)	21,215	50,492
Utah Medical Products, Inc.	456	40,242
Vapotherm, Inc.(b)	498	9,786
Varex Imaging Corp.(b)	5,069	171,738
ViewRay, Inc.(b)	8,006	59,164
Wright Medical Group NV(a)(b)	16,511	519,271

		9,622,896

Health Care Providers & Services — 1.8%
AAC Holdings, Inc.(b)	2,368	4,357
Addus HomeCare Corp.(b)	1,256	79,869
Amedisys, Inc.(b)	3,551	437,696
American Renal Associates Holdings, Inc.(a)(b)	1,636	10,045
AMN Healthcare Services, Inc.(b)	6,021	283,529
Apollo Medical Holdings, Inc.(b)	509	9,325
BioScrip, Inc.(b)	16,802	33,604
BioTelemetry, Inc.(b)	4,310	269,892
Brookdale Senior Living, Inc.(b)	24,828	163,368
Capital Senior Living Corp.(b)	2,932	11,699
Community Health Systems, Inc.(a)(b)	10,916	40,717
CorVel Corp.(b)	1,206	78,679
Cross Country Healthcare, Inc.(b)	4,593	32,289
Diplomat Pharmacy, Inc.(b)	7,537	43,790
Ensign Group, Inc. (The)	6,545	335,038
Genesis Healthcare, Inc.(b)	8,928	12,856
Guardant Health, Inc.(b)	1,920	147,264
HealthEquity, Inc.(a)(b)	7,190	531,916

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
LHC Group, Inc.(b)	3,915	$434,017
Magellan Health, Inc.(b)	3,269	215,492
National HealthCare Corp.	1,611	122,243
National Research Corp.(a)	1,465	56,549
Owens & Minor, Inc.	8,111	33,255
Patterson Cos., Inc.	10,889	237,925
PetIQ, Inc.(a)(b)	2,023	63,542
Providence Service Corp. (The)(b)	1,481	98,664
Quorum Health Corp.(a)(b)	4,554	6,376
R1 RCM, Inc.(b)	13,668	132,169
RadNet, Inc.(b)	5,263	65,209
Select Medical Holdings Corp.(b)	14,398	202,868
Surgery Partners, Inc.(a)(b)	2,431	27,422
Tenet Healthcare Corp.(a)(b)	11,115	320,557
Tivity Health, Inc.(b)	6,148	107,959
Triple-S Management Corp., Class B(b)	2,933	66,931
US Physical Therapy, Inc.(a)	1,655	173,825

		4,890,936

Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.(b)	23,142	220,775
Castlight Health, Inc., Class B(b)	10,392	38,970
Computer Programs & Systems, Inc.	1,438	42,694
Evolent Health, Inc., Class A(b)	9,051	113,862
HealthStream, Inc.	3,440	96,526
HMS Holdings Corp.(b)	11,004	325,828
Inovalon Holdings, Inc., Class A(b)	9,148	113,710
Inspire Medical Systems, Inc.(b)	1,956	111,062
Medidata Solutions, Inc.(a)(b)	7,641	559,627
NantHealth, Inc.(b)	2,817	2,592
NextGen Healthcare Information Systems LLC(a)(b)	7,059	118,803
Omnicell, Inc.(a)(b)	5,144	415,841
Simulations Plus, Inc.	1,344	28,372
Tabula Rasa HealthCare, Inc.(a)(b)	2,325	131,176
Teladoc Health, Inc.(a)(b)	8,899	494,784
Vocera Communications, Inc.(b)	3,957	125,160

		2,939,782

Hotels, Restaurants & Leisure — 2.9%
BBX Capital Corp.	8,715	51,593
Belmond Ltd., Class A(b)	11,898	296,617
Biglari Holdings, Inc., Class A(b)	15	11,032
Biglari Holdings, Inc., Class B(b)	101	14,277
BJ’s Restaurants, Inc.	2,745	129,784
Bloomin’ Brands, Inc.	11,128	227,568
Bluegreen Vacations Corp.(a)	1,041	15,469
Boyd Gaming Corp.(a)	10,937	299,236
Brinker International, Inc.(a)	5,036	223,498
Carrols Restaurant Group, Inc.(b)	4,613	45,992
Century Casinos, Inc.(a)(b)	3,588	32,507
Cheesecake Factory, Inc. (The)(a)	5,485	268,326
Churchill Downs, Inc.	4,695	423,771
Chuy’s Holdings, Inc.(b)	2,223	50,618
Cracker Barrel Old Country Store, Inc.	2,557	413,237
Dave & Buster’s Entertainment, Inc.	5,292	263,912
Del Frisco’s Restaurant Group, Inc.(b)	3,871	24,813
Del Taco Restaurants, Inc.(b)	3,868	38,912
Denny’s Corp.(b)	8,234	151,094
Dine Brands Global, Inc.(a)	2,225	203,120
Drive Shack, Inc.(b)	8,029	36,050
El Pollo Loco Holdings, Inc.(b)	2,493	32,434
Eldorado Resorts, Inc.(a)(b)	8,745	408,304
Empire Resorts, Inc.(b)	502	5,045
Fiesta Restaurant Group, Inc.(b)	3,154	41,349

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc.(b)	2,413	$34,168
Habit Restaurants, Inc. (The), Class A(b)	2,656	28,738
International Speedway Corp., Class A	3,217	140,358
J Alexander’s Holdings, Inc.(b)	1,396	13,709
Jack in the Box, Inc.	3,407	276,171
Lindblad Expeditions Holdings, Inc.(b)	2,560	39,040
Marriott Vacations Worldwide Corp.(a)	5,168	483,208
Monarch Casino & Resort, Inc.(b)	1,502	65,968
Nathan’s Famous, Inc.	366	25,034
Noodles & Co.(b)	1,864	12,675
Papa John’s International, Inc.	2,949	156,149
Penn National Gaming, Inc.(b)	14,319	287,812
Planet Fitness, Inc., Class A(b)	11,578	795,640
PlayAGS, Inc.(b)	2,917	69,804
Potbelly Corp.(a)(b)	3,040	25,870
RCI Hospitality Holdings, Inc.	1,101	25,290
Red Lion Hotels Corp.(b)	1,917	15,489
Red Robin Gourmet Burgers, Inc.(b)	1,725	49,697
Red Rock Resorts, Inc., Class A(a)	9,232	238,647
Ruth’s Hospitality Group, Inc.	3,835	98,138
Scientific Games Corp., Class A(b)	7,299	149,046
SeaWorld Entertainment, Inc.(b)	7,292	187,842
Shake Shack, Inc., Class A(b)	3,274	193,657
Speedway Motorsports, Inc.	1,307	18,912
Texas Roadhouse, Inc.	8,888	552,745
Town Sports International Holdings, Inc.(b)	2,279	10,848
Wingstop, Inc.	3,857	293,248

		7,996,461

Household Durables — 1.6%
Bassett Furniture Industries, Inc.	1,195	19,610
Beazer Homes USA, Inc.(b)	4,174	48,043
Cavco Industries, Inc.(b)	1,136	133,514
Century Communities, Inc.(b)	3,474	83,272
Ethan Allen Interiors, Inc.(a)	3,176	60,757
Flexsteel Industries, Inc.(a)	891	20,662
GoPro, Inc., Class A(a)(b)	14,999	97,494
Green Brick Partners, Inc.(b)	2,967	25,961
Hamilton Beach Brands Holding Co., Class A(a)	1,018	21,846
Helen of Troy Ltd.(a)(b)	3,517	407,831
Hooker Furniture Corp.	1,537	44,312
Hovnanian Enterprises, Inc., Class A(a)(b)	546	5,994
Installed Building Products, Inc.(b)	2,917	141,475
iRobot Corp.(a)(b)	3,544	417,093
KB Home	11,411	275,804
La-Z-Boy, Inc.	6,200	204,538
LGI Homes, Inc.(b)	2,456	147,949
Lifetime Brands, Inc.(a)	1,738	16,424
Lovesac Co. (The)(b)	847	23,555
M/I Homes, Inc.(b)	3,678	97,908
MDC Holdings, Inc.	6,502	188,948
Meritage Homes Corp.(b)	5,043	225,473
New Home Co., Inc. (The)(a)(b)	2,045	9,734
Purple Innovation, Inc.(a)(b)	885	4,106
Roku, Inc.(a)(b)	5,755	371,255
Skyline Champion Corp.(a)	4,420	83,980
Sonos, Inc.(b)	2,457	25,283
Taylor Morrison Home Corp., Class A(b)	15,333	272,161
TopBuild Corp.(a)(b)	4,710	305,302
TRI Pointe Group, Inc.(b)	18,753	237,038
Tupperware Brands Corp.	6,306	161,308
Turtle Beach Corp.(a)(b)	1,254	14,245
Universal Electronics, Inc.(b)	1,789	66,461

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Vuzix Corp.(a)(b)	3,746	$11,463
William Lyon Homes, Class A(b)	4,242	65,200
ZAGG, Inc.(b)	3,629	32,915

		4,368,914
Household Products — 0.2%
Central Garden & Pet Co.(b)	1,274	32,564
Central Garden & Pet Co., Class A(b)	5,377	125,015
Oil-Dri Corp. of America	585	18,217
WD-40 Co.(a)	1,812	307,025

		482,821

Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(b)	15,883	40,025
Clearway Energy, Inc.	13,867	206,893
Ormat Technologies, Inc.	5,287	291,578
Pattern Energy Group, Inc., Class A	10,741	236,302
TerraForm Power, Inc., Class A	9,713	133,457

		908,255

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	4,761	182,680

Insurance — 2.6%
Ambac Financial Group, Inc.(b)	6,015	108,992
American Equity Investment Life Holding Co.	11,897	321,457
AMERISAFE, Inc.	2,537	150,698
Argo Group International Holdings Ltd.	4,305	304,191
Citizens, Inc.(a)(b)	6,570	43,822
CNO Financial Group, Inc.	21,825	353,129
Crawford & Co., Class B	1,060	9,678
Donegal Group, Inc., Class A	1,325	17,821
eHealth, Inc.(b)	2,901	180,848
EMC Insurance Group, Inc.	1,156	36,853
Employers Holdings, Inc.	4,281	171,711
Enstar Group Ltd.(b)	1,599	278,226
FBL Financial Group, Inc., Class A(a)	1,313	82,351
FedNat Holding Co.	1,367	21,927
Genworth Financial, Inc., Class A(b)	66,959	256,453
Global Indemnity Ltd.	1,088	33,053
Goosehead Insurance, Inc., Class A	1,220	34,014
Greenlight Capital Re Ltd., Class A(b)	3,963	43,078
Hallmark Financial Services, Inc.(b)	1,538	15,995
HCI Group, Inc.	877	37,474
Health Insurance Innovations, Inc., Class A(b)	1,696	45,487
Heritage Insurance Holdings, Inc.	2,640	38,544
Horace Mann Educators Corp.	5,465	192,423
Independence Holding Co.(a)	533	18,788
Investors Title Co.	168	26,527
James River Group Holdings Ltd.	3,445	138,076
Kemper Corp.	7,003	533,208
Kingstone Cos., Inc.	1,471	21,683
Kinsale Capital Group, Inc.	2,592	177,733
Maiden Holdings Ltd.(a)	10,151	7,539
MBIA, Inc.(a)(b)	11,754	111,898
National General Holdings Corp.	8,492	201,515
National Western Life Group, Inc., Class A	303	79,528
Navigators Group, Inc. (The)	2,751	192,212
NI Holdings, Inc.(b)	1,086	17,376
Primerica, Inc.	5,708	697,232
ProAssurance Corp.	7,051	244,035
Protective Insurance Corp., Class B	1,131	20,946
RLI Corp.(a)	5,209	373,746
Safety Insurance Group, Inc.	1,948	169,749
Selective Insurance Group, Inc.	7,709	487,826

Security	Shares	Value

Insurance (continued)
State Auto Financial Corp.(a)	2,218	$73,017
Stewart Information Services Corp.	3,108	132,681
Third Point Reinsurance Ltd.(b)	9,835	102,087
Tiptree, Inc.(a)	3,208	20,307
Trupanion, Inc.(a)(b)	3,346	109,548
United Fire Group, Inc.(a)	2,793	122,082
United Insurance Holdings Corp.	2,729	43,391
Universal Insurance Holdings, Inc.(a)	4,202	130,262

		7,031,217

Interactive Media & Services — 0.5%(b)
Care.com, Inc.	2,614	51,653
Cargurus, Inc.(a)	6,644	266,159
Cars.com, Inc.	8,957	204,220
Liberty TripAdvisor Holdings, Inc., Class A	9,645	136,863
Meet Group, Inc. (The)	8,941	44,973
QuinStreet, Inc.	5,750	76,992
Travelzoo	766	10,264
TrueCar, Inc.	12,283	81,559
Yelp, Inc.(a)	10,772	371,634

		1,244,317

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc., Class A(b)	3,304	60,232
Duluth Holdings, Inc., Class B(a)(b)	992	23,649
Etsy, Inc.(b)	15,709	1,055,959
Gaia, Inc.(a)(b)	1,765	16,150
Groupon, Inc.(b)	58,566	207,909
Lands’ End, Inc.(a)(b)	1,541	25,596
Leaf Group Ltd.(b)	2,590	20,772
Liberty Expedia Holdings, Inc., Class A(b)	7,235	309,658
Liquidity Services, Inc.(b)	3,193	24,618
Overstock.com, Inc.(a)(b)	2,752	45,738
PetMed Express, Inc.	2,650	60,367
Quotient Technology, Inc.(a)(b)	10,590	104,523
Remark Holdings, Inc.(a)(b)	4,410	8,159
Shutterfly, Inc.(b)	4,386	178,247
Shutterstock, Inc.	2,498	116,482
Stamps.com, Inc.(a)(b)	2,335	190,092

		2,448,151

IT Services — 2.1%
Brightcove, Inc.(b)	4,472	37,610
CACI International, Inc., Class A(b)	3,251	591,747
Carbonite, Inc.(b)	4,167	103,383
Cardtronics plc, Class A(b)	5,269	187,471
Cass Information Systems, Inc.	1,904	90,059
CSG Systems International, Inc.(a)	4,413	186,670
Endurance International Group Holdings, Inc.(b)	9,321	67,577
Everi Holdings, Inc.(b)	8,662	91,124
EVERTEC, Inc.	8,093	225,066
Evo Payments, Inc., Class A(b)	3,277	95,197
Exela Technologies, Inc.(b)	6,071	20,277
ExlService Holdings, Inc.(b)	4,433	266,069
GTT Communications, Inc.(a)(b)	5,635	195,535
Hackett Group, Inc. (The)	3,187	50,355
I3 Verticals, Inc., Class A(a)(b)	1,168	28,055
Information Services Group, Inc.(b)	5,071	18,915
Internap Corp.(a)(b)	2,478	12,291
Limelight Networks, Inc.(b)	14,509	46,864
LiveRamp Holdings, Inc.(b)	8,965	489,220
ManTech International Corp., Class A	3,514	189,826
MAXIMUS, Inc.	8,318	590,412
MoneyGram International, Inc.(b)	4,673	9,533

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NIC, Inc.	8,547	$146,068
Perficient, Inc.(b)	4,277	117,147
Perspecta, Inc.	19,081	385,818
PFSweb, Inc.(b)	2,384	12,421
Presidio, Inc.	5,388	79,742
PRGX Global, Inc.(b)	2,445	19,364
Science Applications International Corp.	6,711	516,411
ServiceSource International, Inc.(b)	8,665	7,984
Sykes Enterprises, Inc.(b)	5,252	148,527
Travelport Worldwide Ltd.	16,667	262,172
TTEC Holdings, Inc.	1,879	68,076
Tucows, Inc., Class A(b)	1,263	102,530
Unisys Corp.(b)	6,703	78,224
Virtusa Corp.(a)(b)	3,775	201,774

		5,739,514

Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	4,596	106,351
American Outdoor Brands Corp.(b)	7,134	66,632
Callaway Golf Co.	12,480	198,806
Clarus Corp.	2,481	31,782
Escalade, Inc.(a)	1,657	18,509
Johnson Outdoors, Inc., Class A	647	46,170
Malibu Boats, Inc., Class A(b)	2,718	107,578
Marine Products Corp.	921	12,406
MasterCraft Boat Holdings, Inc.(b)	2,448	55,251
Nautilus, Inc.(b)	3,825	21,267
Sturm Ruger & Co., Inc.	2,233	118,394
Vista Outdoor, Inc.(b)	7,581	60,724
YETI Holdings, Inc.(a)(b)	2,259	68,335

		912,205

Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics, Inc.(b)	3,461	72,750
Cambrex Corp.(b)	4,370	169,775
ChromaDex Corp.(b)	6,178	25,886
Codexis, Inc.(b)	6,761	138,803
Enzo Biochem, Inc.(a)(b)	5,170	14,114
Fluidigm Corp.(b)	4,346	57,758
Harvard Bioscience, Inc.(b)	5,161	22,244
Luminex Corp.	5,506	126,693
Medpace Holdings, Inc.(a)(b)	2,886	170,187
NanoString Technologies, Inc.(b)	3,450	82,559
NeoGenomics, Inc.(a)(b)	10,858	222,155
Pacific Biosciences of California, Inc.(b)	17,866	129,171
Quanterix Corp.(b)	1,281	33,088
Syneos Health, Inc.(b)	8,235	426,244

		1,691,427

Machinery — 3.7%
Actuant Corp., Class A	8,096	197,300
Alamo Group, Inc.(a)	1,279	127,823
Albany International Corp., Class A	3,813	272,973
Altra Industrial Motion Corp.	7,968	247,406
Astec Industries, Inc.	3,042	114,866
Barnes Group, Inc.	6,348	326,351
Blue Bird Corp.(b)	1,933	32,726
Briggs & Stratton Corp.(a)	5,511	65,195
Chart Industries, Inc.(b)	4,091	370,317
CIRCOR International, Inc.(b)	2,159	70,383
Columbus McKinnon Corp.	2,965	101,848
Commercial Vehicle Group, Inc.(b)	3,913	30,013
DMC Global, Inc.	1,896	94,117
Douglas Dynamics, Inc.	2,949	112,268
Eastern Co. (The)	893	24,575

Security	Shares	Value

Machinery (continued)
Energy Recovery, Inc.(b)	4,540	$39,634
EnPro Industries, Inc.	2,750	177,238
ESCO Technologies, Inc.	3,381	226,628
Evoqua Water Technologies Corp.(b)	10,052	126,454
Federal Signal Corp.	7,890	205,061
Franklin Electric Co., Inc.	6,160	314,714
FreightCar America, Inc.(a)(b)	1,439	8,864
Gencor Industries, Inc.(a)(b)	1,255	15,512
Global Brass & Copper Holdings, Inc.	2,889	99,497
Gorman-Rupp Co. (The)	2,343	79,521
Graham Corp.	1,423	27,934
Greenbrier Cos., Inc. (The)	4,203	135,463
Harsco Corp.(b)	10,688	215,470
Hillenbrand, Inc.	8,338	346,277
Hurco Cos., Inc.	746	30,086
Hyster-Yale Materials Handling, Inc.	1,377	85,870
John Bean Technologies Corp.	4,158	382,079
Kadant, Inc.	1,452	127,718
Kennametal, Inc.	10,820	397,635
LB Foster Co., Class A(b)	1,317	24,786
Lindsay Corp.(a)	1,425	137,926
Lydall, Inc.(b)	2,247	52,715
Manitex International, Inc.(a)(b)	2,276	17,411
Manitowoc Co., Inc. (The)(b)	4,691	76,979
Meritor, Inc.(b)	10,393	211,498
Milacron Holdings Corp.(b)	9,209	104,246
Miller Industries, Inc.	1,464	45,164
Mueller Industries, Inc.	7,529	235,959
Mueller Water Products, Inc., Class A	20,543	206,252
Navistar International Corp.(a)(b)	6,534	211,048
NN, Inc.	4,895	36,664
Omega Flex, Inc.(a)	370	28,046
Park-Ohio Holdings Corp.	1,153	37,334
Proto Labs, Inc.(b)	3,599	378,399
RBC Bearings, Inc.(a)(b)	3,173	403,510
REV Group, Inc.	3,979	43,570
Rexnord Corp.(b)	13,884	349,044
Spartan Motors, Inc.	4,530	40,000
SPX Corp.(b)	5,718	198,929
SPX FLOW, Inc.(b)	5,598	178,576
Standex International Corp.	1,691	124,119
Sun Hydraulics Corp.(a)	3,796	176,552
Tennant Co.	2,371	147,215
Titan International, Inc.	6,671	39,826
TriMas Corp.(b)	6,087	184,010
Twin Disc, Inc.(b)	1,346	22,411
Wabash National Corp.	7,510	101,761
Watts Water Technologies, Inc., Class A	3,690	298,226
Woodward, Inc.	7,094	673,150

		10,015,142

Marine — 0.1%
Costamare, Inc.(a)	6,059	31,507
Eagle Bulk Shipping, Inc.(b)	5,652	26,282
Genco Shipping & Trading Ltd.(b)	1,183	8,825
Matson, Inc.	5,626	203,042
Safe Bulkers, Inc.(a)(b)	7,634	11,145
Scorpio Bulkers, Inc.(a)	7,727	29,672

		310,473

Media — 1.5%
Beasley Broadcast Group, Inc., Class A	779	3,100
Boston Omaha Corp., Class A(b)	807	20,127
Cardlytics, Inc.(b)	772	12,769
Central European Media Enterprises Ltd., Class A(a)(b)	10,652	42,395

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Class A	4,190	$22,416
Daily Journal Corp.(b)	144	30,830
Emerald Expositions Events, Inc.	3,293	41,821
Entercom Communications Corp., Class A(a)	17,002	89,260
Entravision Communications Corp., Class A	8,032	26,024
EW Scripps Co. (The), Class A	6,057	127,197
Fluent, Inc.(b)	5,182	29,123
Gannett Co., Inc.(a)	15,045	158,574
Gray Television, Inc.(a)(b)	10,610	226,630
Hemisphere Media Group, Inc.(b)	2,547	35,913
Liberty Latin America Ltd., Class A(b)	5,770	111,592
Liberty Latin America Ltd., Class C(b)	15,100	293,695
Loral Space & Communications, Inc.(a)(b)	1,705	61,465
MDC Partners, Inc., Class A(b)	7,197	16,193
Meredith Corp.(a)	5,238	289,452
MSG Networks, Inc., Class A(b)	7,859	170,933
National CineMedia, Inc.	10,245	72,227
New Media Investment Group, Inc.	7,919	83,150
New York Times Co. (The), Class A	17,448	573,167
Nexstar Media Group, Inc., Class A	5,926	642,201
Saga Communications, Inc., Class A(a)	599	19,881
Scholastic Corp.(a)	3,740	148,702
Sinclair Broadcast Group, Inc., Class A	8,947	344,281
TechTarget, Inc.(b)	2,698	43,896
TEGNA, Inc.	28,796	406,024
Tribune Publishing Co.(b)	2,161	25,478
WideOpenWest, Inc.(b)	3,932	35,781

		4,204,297

Metals & Mining — 1.2%
AK Steel Holding Corp.(a)(b)	41,835	115,046
Allegheny Technologies, Inc.(b)	16,674	426,354
Carpenter Technology Corp.	6,195	284,041
Century Aluminum Co.(a)(b)	6,633	58,901
Cleveland-Cliffs, Inc.	39,545	395,055
Coeur Mining, Inc.(a)(b)	24,633	100,503
Commercial Metals Co.	15,466	264,159
Compass Minerals International, Inc.(a)	4,526	246,079
Gold Resource Corp.	6,157	24,197
Haynes International, Inc.	1,648	54,104
Hecla Mining Co.	60,193	138,444
Kaiser Aluminum Corp.	2,133	223,389
Materion Corp.	2,672	152,464
Olympic Steel, Inc.	1,022	16,219
Ramaco Resources, Inc.(b)	928	5,382
Ryerson Holding Corp.(b)	2,354	20,150
Schnitzer Steel Industries, Inc., Class A(a)	3,479	83,496
SunCoke Energy, Inc.(b)	8,629	73,260
Synalloy Corp.	1,286	19,547
TimkenSteel Corp.(a)(b)	5,311	57,678
Universal Stainless & Alloy Products, Inc.(a)(b)	1,112	18,426
Warrior Met Coal, Inc.	5,735	174,344
Worthington Industries, Inc.	5,577	208,134

		3,159,372

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AG Mortgage Investment Trust, Inc.	3,731	62,830
Anworth Mortgage Asset Corp.	12,933	52,249
Apollo Commercial Real Estate Finance, Inc.	16,380	298,116
Arbor Realty Trust, Inc.	9,684	125,601
Ares Commercial Real Estate Corp.	3,558	54,046
Arlington Asset Investment Corp., Class A(a)	3,742	29,786
ARMOUR Residential REIT, Inc.	6,766	132,140
Blackstone Mortgage Trust, Inc., Class A(a)	15,127	522,789

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Capstead Mortgage Corp.	12,221	$104,978
Cherry Hill Mortgage Investment Corp.	2,191	37,729
Colony Credit Real Estate, Inc.(a)	11,153	174,656
Dynex Capital, Inc.(a)	7,751	47,204
Exantas Capital Corp.	4,032	42,860
Granite Point Mortgage Trust, Inc.	6,687	124,178
Great Ajax Corp.	2,117	29,088
Invesco Mortgage Capital, Inc.	17,009	268,742
KKR Real Estate Finance Trust, Inc.	2,532	50,691
Ladder Capital Corp.	12,096	205,874
New York Mortgage Trust, Inc.(a)	22,518	137,135
Orchid Island Capital, Inc.(a)	6,950	45,731
PennyMac Mortgage Investment Trust	7,959	164,831
Ready Capital Corp.(a)	2,193	32,171
Redwood Trust, Inc.(a)	12,641	204,152
TPG RE Finance Trust, Inc.	4,668	91,493
Western Asset Mortgage Capital Corp.	6,190	63,324

		3,102,394

Multiline Retail — 0.3%
Big Lots, Inc.	5,334	202,799
Dillard’s, Inc., Class A	1,546	111,343
JC Penney Co., Inc.(a)(b)	41,696	62,127
Ollie’s Bargain Outlet Holdings, Inc.(b)	6,602	563,348

		939,617

Multi-Utilities — 0.5%
Avista Corp.	8,706	353,638
Black Hills Corp.	7,116	527,082
NorthWestern Corp.	6,713	472,662
Unitil Corp.	1,933	104,711

		1,458,093

Oil, Gas & Consumable Fuels — 2.3%
Abraxas Petroleum Corp.(b)	20,376	25,470
Adams Resources & Energy, Inc.	325	12,694
Alta Mesa Resources, Inc., Class A(b)	13,047	3,463
Approach Resources, Inc.(a)(b)	6,960	2,462
Arch Coal, Inc., Class A	2,188	199,699
Ardmore Shipping Corp.(a)(b)	4,945	30,461
Berry Petroleum Corp.	7,333	84,623
Bonanza Creek Energy, Inc.(b)	2,503	56,793
California Resources Corp.(b)	6,001	154,286
Callon Petroleum Co.(b)	30,327	228,969
Carrizo Oil & Gas, Inc.(a)(b)	11,610	144,777
Clean Energy Fuels Corp.(b)	18,219	56,297
CONSOL Energy, Inc.(b)	3,730	127,641
CVR Energy, Inc.	2,305	94,966
Delek US Holdings, Inc.	10,787	392,862
Denbury Resources, Inc.(b)	61,047	125,146
DHT Holdings, Inc.(a)	12,204	54,430
Dorian LPG Ltd.(b)	3,080	19,774
Earthstone Energy, Inc., Class A(a)(b)	2,843	20,128
Energy Fuels, Inc.(b)	11,654	38,808
EP Energy Corp., Class A(b)	6,343	1,649
Evolution Petroleum Corp.(a)	3,310	22,342
Frontline Ltd.(b)	10,214	65,982
GasLog Ltd.	5,410	94,459
Golar LNG Ltd.	12,565	264,996
Goodrich Petroleum Corp.(b)	1,356	18,442
Green Plains, Inc.	5,233	87,286
Gulfport Energy Corp.(b)	23,199	186,056
Halcon Resources Corp.(b)	17,721	23,923
Hallador Energy Co.	2,493	13,113
HighPoint Resources Corp.(b)	14,441	31,915

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.(b)	2,888	$49,500
Isramco, Inc.(b)	61	6,893
Jagged Peak Energy, Inc.(a)(b)	8,525	89,257
Laredo Petroleum, Inc.(b)	20,657	63,830
Lilis Energy, Inc.(b)	6,885	8,055
Matador Resources Co.(b)	13,996	270,543
Midstates Petroleum Co., Inc.(b)	2,475	24,181
Montage Resources Corp.(a)(b)	945	14,213
NACCO Industries, Inc., Class A	369	14,103
NextDecade Corp.(b)	1,214	6,701
Nordic American Tankers Ltd.	16,520	33,370
Northern Oil and Gas, Inc.(b)	25,823	70,755
Oasis Petroleum, Inc.(b)	35,789	216,166
Overseas Shipholding Group, Inc., Class A(b)	9,123	20,892
Panhandle Oil and Gas, Inc., Class A	2,093	32,860
Par Pacific Holdings, Inc.(b)	4,130	73,555
PDC Energy, Inc.(b)	8,802	358,065
Peabody Energy Corp.	10,403	294,717
Penn Virginia Corp.(b)	1,648	72,677
Renewable Energy Group, Inc.(a)(b)	4,902	107,648
REX American Resources Corp.(b)	756	60,941
Ring Energy, Inc.(b)	7,602	44,624
SandRidge Energy, Inc.(b)	3,997	32,056
Scorpio Tankers, Inc.(a)	6,073	120,488
SemGroup Corp., Class A	10,507	154,873
Ship Finance International Ltd.(a)	10,740	132,532
SilverBow Resources, Inc.(b)	792	18,216
Southwestern Energy Co.(b)	78,311	367,279
SRC Energy, Inc.(b)	32,129	164,500
Talos Energy, Inc.(b)	2,676	71,075
Teekay Corp.	9,099	35,668
Teekay Tankers Ltd., Class A(a)	22,004	21,346
Tellurian, Inc.(a)(b)	11,306	126,627
Ultra Petroleum Corp.(b)	14,328	8,740
Uranium Energy Corp.(a)(b)	20,527	28,738
W&T Offshore, Inc.(b)	12,348	85,201
World Fuel Services Corp.	8,898	257,063
Zion Oil & Gas, Inc.(a)(b)	8,539	6,447

		6,248,307

Paper & Forest Products — 0.4%
Boise Cascade Co.	5,163	138,162
Clearwater Paper Corp.(b)	2,145	41,784
Louisiana-Pacific Corp.	18,797	458,271
Neenah, Inc.	2,215	142,557
PH Glatfelter Co.(a)	5,770	81,472
Schweitzer-Mauduit International, Inc.	4,080	157,978
Verso Corp., Class A(b)	4,578	98,061

		1,118,285

Personal Products — 0.3%
Edgewell Personal Care Co.(b)	7,167	314,560
elf Beauty, Inc.(b)	2,958	31,355
Inter Parfums, Inc.	2,311	175,335
Medifast, Inc.(a)	1,552	197,958
Natural Health Trends Corp.	841	10,899
Nature’s Sunshine Products, Inc.(b)	635	5,899
Revlon, Inc., Class A(b)	1,015	19,671
USANA Health Sciences, Inc.(b)	1,682	141,069

		896,746

Pharmaceuticals — 2.0%
Aclaris Therapeutics, Inc.(b)	4,586	27,470
Aerie Pharmaceuticals, Inc.(b)	4,723	224,343
Akcea Therapeutics, Inc.(a)(b)	1,693	47,963

Security	Shares	Value

Pharmaceuticals (continued)
Akorn, Inc.(b)	12,399	$43,644
Amneal Pharmaceuticals, Inc.(b)	11,541	163,536
Amphastar Pharmaceuticals, Inc.(b)	4,721	96,450
Ampio Pharmaceuticals, Inc.(b)	12,735	7,157
ANI Pharmaceuticals, Inc.(b)	1,045	73,714
Aquestive Therapeutics, Inc.(a)(b)	785	5,424
Aratana Therapeutics, Inc.(b)	6,581	23,692
Arvinas, Inc.(a)(b)	821	12,118
Assertio Therapeutics, Inc.(b)	6,607	33,497
Clearside Biomedical, Inc.(a)(b)	4,517	6,233
Collegium Pharmaceutical, Inc.(b)	3,896	58,985
Corcept Therapeutics, Inc.(a)(b)	12,970	152,268
Corium International, Inc., CVR(b)(c)	3,221	580
Cymabay Therapeutics, Inc.(b)	7,824	103,903
Dermira, Inc.(b)	4,525	61,314
Dova Pharmaceuticals, Inc.(a)(b)	1,449	12,882
Durect Corp.(b)	17,057	10,676
Eloxx Pharmaceuticals, Inc.(b)	2,875	33,580
Endo International plc(b)	29,752	238,909
Evolus, Inc.(a)(b)	1,430	32,275
Horizon Pharma plc(b)	23,846	630,250
Innovate Biopharmaceuticals, Inc.(a)(b)	2,975	5,742
Innoviva, Inc.(a)(b)	9,153	128,417
Intersect ENT, Inc.(b)	3,975	127,796
Intra-Cellular Therapies, Inc.(b)	5,947	72,434
Kala Pharmaceuticals, Inc.(b)	2,266	18,740
Lannett Co., Inc.(b)	4,575	36,005
Liquidia Technologies, Inc.(b)	751	8,546
Mallinckrodt plc(b)	10,930	237,618
Marinus Pharmaceuticals, Inc.(b)	6,383	26,681
Medicines Co. (The)(a)(b)	9,140	255,463
Melinta Therapeutics, Inc.(b)	648	2,300
Menlo Therapeutics, Inc.(b)	995	7,811
MyoKardia, Inc.(a)(b)	4,517	234,839
Neos Therapeutics, Inc.(b)	7,069	18,450
Ocular Therapeutix, Inc.(b)	3,929	15,598
Odonate Therapeutics, Inc.(b)	1,000	22,110
Omeros Corp.(a)(b)	6,084	105,679
Optinose, Inc.(b)	2,599	26,770
Osmotica Pharmaceuticals plc(b)	920	3,312
Pacira Pharmaceuticals, Inc.(b)	5,298	201,642
Paratek Pharmaceuticals, Inc.(a)(b)	4,042	21,665
Phibro Animal Health Corp., Class A(a)	2,650	87,450
Prestige Consumer Healthcare, Inc.(a)(b)	6,909	206,648
Reata Pharmaceuticals, Inc., Class A(b)	2,483	212,222
resTORbio, Inc.(b)	962	6,561
Revance Therapeutics, Inc.(a)(b)	5,061	79,761
scPharmaceuticals, Inc.(b)	1,083	3,249
Sienna Biopharmaceuticals, Inc.(b)	2,341	5,431
SIGA Technologies, Inc.(a)(b)	6,893	41,427
Supernus Pharmaceuticals, Inc.(a)(b)	6,502	227,830
Teligent, Inc.(a)(b)	6,748	7,828
Tetraphase Pharmaceuticals, Inc.(b)	8,084	10,833
TherapeuticsMD, Inc.(b)	24,257	118,132
Theravance Biopharma, Inc.(b)	5,690	128,992
Tricida, Inc.(a)(b)	2,369	91,491
Verrica Pharmaceuticals, Inc.(a)(b)	1,424	15,393
WaVe Life Sciences Ltd.(b)	2,674	103,885
Xeris Pharmaceuticals, Inc.(b)	2,709	27,198
Zogenix, Inc.(b)	5,573	306,571
Zomedica Pharmaceuticals Corp.(a)(b)	4,780	1,673

		5,361,056

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.5%
Acacia Research Corp.(b)	5,266	$17,167
ASGN, Inc.(b)	6,739	427,859
Barrett Business Services, Inc.	932	72,072
BG Staffing, Inc.	1,131	24,701
CBIZ, Inc.(a)(b)	6,852	138,685
CRA International, Inc.	1,043	52,713
Exponent, Inc.	6,853	395,555
Forrester Research, Inc.	1,362	65,853
Franklin Covey Co.(b)	1,117	28,260
FTI Consulting, Inc.(b)	5,046	387,634
GP Strategies Corp.(b)	1,543	18,748
Heidrick & Struggles International, Inc.	2,480	95,058
Huron Consulting Group, Inc.(b)	2,936	138,638
ICF International, Inc.	2,401	182,668
InnerWorkings, Inc.(a)(b)	5,175	18,734
Insperity, Inc.	5,090	629,429
Kelly Services, Inc., Class A	4,153	91,615
Kforce, Inc.	3,061	107,502
Korn/Ferry International	7,624	341,403
Mistras Group, Inc.(b)	2,325	32,108
Navigant Consulting, Inc.	5,418	105,489
Resources Connection, Inc.(a)	3,958	65,465
TriNet Group, Inc.(b)	5,793	346,074
TrueBlue, Inc.(b)	5,348	126,427
Upwork, Inc.(b)	1,666	31,887
WageWorks, Inc.(b)	5,269	198,957
Willdan Group, Inc.(a)(b)	1,172	43,446

		4,184,147

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(b)	1,184	28,025
Consolidated-Tomoka Land Co.	457	26,986
Cushman & Wakefield plc(b)	8,234	146,565
Forestar Group, Inc.(b)	1,390	24,033
FRP Holdings, Inc.(b)	876	41,671
Griffin Industrial Realty, Inc.	166	5,785
HFF, Inc., Class A	4,986	238,082
Kennedy-Wilson Holdings, Inc.	16,641	355,951
Marcus & Millichap, Inc.(a)(b)	2,582	105,165
Maui Land & Pineapple Co., Inc.(a)(b)	1,072	12,253
Newmark Group, Inc., Class A	19,826	165,349
RE/MAX Holdings, Inc., Class A	2,368	91,263
Redfin Corp.(b)	10,515	213,139
RMR Group, Inc. (The), Class A	935	57,016
St Joe Co. (The)(b)	4,678	77,140
Stratus Properties, Inc.(a)(b)	638	16,850
Tejon Ranch Co.(b)	2,793	49,157
Transcontinental Realty Investors, Inc.(b)	242	7,560
Trinity Place Holdings, Inc.(b)	1,862	7,448

		1,669,438

Road & Rail — 0.5%
ArcBest Corp.(a)	3,409	104,963
Avis Budget Group, Inc.(b)	8,866	309,069
Covenant Transportation Group, Inc., Class A(b)	1,638	31,089
Daseke, Inc.(a)(b)	5,272	26,834
Heartland Express, Inc.	6,208	119,690
Hertz Global Holdings, Inc.(b)	7,281	126,471
Marten Transport Ltd.	5,193	92,591
PAM Transportation Services, Inc.(b)	341	16,689
Saia, Inc.(b)	3,404	207,984
Universal Logistics Holdings, Inc.	980	19,286
US Xpress Enterprises, Inc., Class A(b)	2,495	16,492

Security	Shares	Value

Road & Rail (continued)
USA Truck, Inc.(b)	1,261	$18,209
Werner Enterprises, Inc.(a)	6,165	210,535
YRC Worldwide, Inc.(a)(b)	4,269	28,560

		1,328,462

Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A(b)	1,284	19,812
Adesto Technologies Corp.(b)	2,873	17,382
Advanced Energy Industries, Inc.(b)	5,077	252,225
Alpha & Omega Semiconductor Ltd.(a)(b)	2,486	28,614
Ambarella, Inc.(b)	3,992	172,454
Amkor Technology, Inc.(b)	13,591	116,067
Aquantia Corp.(b)	2,609	23,638
Axcelis Technologies, Inc.(b)	4,256	85,631
AXT, Inc.(b)	4,613	20,528
Brooks Automation, Inc.(a)	9,230	270,716
Cabot Microelectronics Corp.(a)	3,772	422,313
CEVA, Inc.(a)(b)	2,930	78,993
Cirrus Logic, Inc.(a)(b)	7,861	330,712
Cohu, Inc.	5,261	77,600
Cree, Inc.(a)(b)	13,685	783,056
Diodes, Inc.(b)	5,335	185,124
Entegris, Inc.	18,853	672,864
FormFactor, Inc.(b)	9,820	158,004
Ichor Holdings Ltd.(b)	3,191	72,053
Impinj, Inc.(b)	2,157	36,141
Inphi Corp.(b)	5,768	252,292
Integrated Device Technology, Inc.(b)	17,158	840,570
Kopin Corp.(b)	9,119	12,219
Lattice Semiconductor Corp.(b)	15,549	185,500
MACOM Technology Solutions Holdings, Inc.(b)	6,018	100,561
MaxLinear, Inc.(b)	8,302	211,950
Nanometrics, Inc.(b)	3,026	93,443
NeoPhotonics Corp.(b)	5,049	31,758
NVE Corp.	634	62,062
PDF Solutions, Inc.(b)	3,756	46,387
Photronics, Inc.(b)	9,016	85,201
Power Integrations, Inc.	3,804	266,052
Rambus, Inc.(b)	14,154	147,909
Rudolph Technologies, Inc.(b)	4,184	95,395
Semtech Corp.(b)	8,643	440,015
Silicon Laboratories, Inc.(a)(b)	5,703	461,145
SMART Global Holdings, Inc.(b)	1,726	33,139
SunPower Corp.(a)(b)	8,181	53,258
Synaptics, Inc.(b)	4,429	176,053
Ultra Clean Holdings, Inc.(b)	5,104	52,826
Veeco Instruments, Inc.(b)	6,420	69,593
Xperi Corp.(a)	6,505	152,217

		7,693,472

Software — 5.9%
8x8, Inc.(b)	12,215	246,743
A10 Networks, Inc.(b)	6,329	44,873
ACI Worldwide, Inc.(a)(b)	15,239	500,906
Agilysys, Inc.(b)	1,822	38,572
Alarm.com Holdings, Inc.(b)	4,092	265,571
Altair Engineering, Inc., Class A(a)(b)	3,328	122,504
Alteryx, Inc., Class A(a)(b)	3,884	325,751
Amber Road, Inc.(b)	2,860	24,796
American Software, Inc., Class A	3,796	45,362
Anaplan, Inc.(b)	2,308	90,843
Appfolio, Inc., Class A(b)	2,013	159,832
Asure Software, Inc.(b)	1,580	9,654
Avalara, Inc.(b)	3,664	204,415

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Avaya Holdings Corp.(b)	13,905	$234,021
Benefitfocus, Inc.(b)	3,735	184,957
Blackbaud, Inc.	6,409	510,990
Blackline, Inc.(b)	4,774	221,132
Bottomline Technologies DE, Inc.(b)	5,621	281,556
Box, Inc., Class A(b)	16,686	322,207
Carbon Black, Inc.(b)	4,830	67,378
ChannelAdvisor Corp.(b)	3,104	37,807
Cision Ltd.(b)	8,865	122,071
Cloudera, Inc.(b)	26,543	290,380
CommVault Systems, Inc.(b)	5,313	343,964
Cornerstone OnDemand, Inc.(b)	7,223	395,676
Coupa Software, Inc.(a)(b)	7,388	672,160
Digimarc Corp.(a)(b)	1,625	50,992
Domo, Inc., Class B(a)(b)	2,218	89,452
Ebix, Inc.(a)	3,196	157,786
eGain Corp.(b)	2,825	29,521
Ellie Mae, Inc.(b)	4,600	453,974
Envestnet, Inc.(a)(b)	5,867	383,643
Everbridge, Inc.(b)	3,858	289,389
Five9, Inc.(a)(b)	7,616	402,353
ForeScout Technologies, Inc.(b)	3,989	167,179
Fusion Connect, Inc.(b)	3,294	4,315
HubSpot, Inc.(b)	4,908	815,759
Instructure, Inc.(b)	4,219	198,799
j2 Global, Inc.	6,222	538,825
LivePerson, Inc.(b)	7,700	223,454
Majesco(b)	1,107	7,804
MicroStrategy, Inc., Class A(b)	1,142	164,733
Mitek Systems, Inc.(b)	4,222	51,677
MobileIron, Inc.(b)	9,510	52,020
Model N, Inc.(b)	3,426	60,092
Monotype Imaging Holdings, Inc.	5,502	109,435
New Relic, Inc.(a)(b)	5,970	589,239
OneSpan, Inc.(b)	4,185	80,436
Park City Group, Inc.(b)	2,134	17,051
Paylocity Holding Corp.(b)	3,848	343,203
Progress Software Corp.	5,802	257,435
PROS Holdings, Inc.(b)	4,132	174,536
Q2 Holdings, Inc.(a)(b)	4,950	342,837
QAD, Inc., Class A	1,364	58,747
Qualys, Inc.(b)	4,478	370,510
Rapid7, Inc.(b)	4,850	245,458
Rimini Street, Inc.(b)	1,362	6,810
SailPoint Technologies Holding, Inc.(b)	9,273	266,321
SecureWorks Corp., Class A(b)	1,136	20,902
ShotSpotter, Inc.(b)	974	37,596
SPS Commerce, Inc.(b)	2,242	237,787
SVMK, Inc.(b)	2,337	42,557
Telaria, Inc.(b)	6,978	44,241
Telenav, Inc.(b)	4,426	26,866
Tenable Holdings, Inc.(b)	3,943	124,835
TiVo Corp.	16,037	149,465
Trade Desk, Inc. (The), Class A(a)(b)	4,382	867,417
Upland Software, Inc.(b)	2,088	88,448
Varonis Systems, Inc.(b)	3,749	223,553
Verint Systems, Inc.(b)	8,571	513,060
Veritone, Inc.(b)	1,146	5,959
VirnetX Holding Corp.(a)(b)	8,291	52,482
Workiva, Inc.(b)	3,782	191,747
Yext, Inc.(a)(b)	11,269	246,340
Zix Corp.(b)	7,316	50,334
Zscaler, Inc.(b)	7,986	566,447

		16,257,942

Security	Shares	Value

Specialty Retail — 2.9%
Aaron’s, Inc.	9,195	$483,657
Abercrombie & Fitch Co., Class A	8,643	236,905
American Eagle Outfitters, Inc.	21,424	474,970
America’s Car-Mart, Inc.(b)	794	72,524
Asbury Automotive Group, Inc.(a)(b)	2,493	172,914
Ascena Retail Group, Inc.(b)	23,254	25,114
At Home Group, Inc.(b)	5,871	104,856
Barnes & Noble Education, Inc.(b)	4,763	20,005
Barnes & Noble, Inc.	7,917	42,989
Bed Bath & Beyond, Inc.	17,862	303,475
Big 5 Sporting Goods Corp.	3,207	10,198
Boot Barn Holdings, Inc.(b)	3,674	108,163
Buckle, Inc. (The)	3,825	71,604
Caleres, Inc.(a)	5,590	138,017
Camping World Holdings, Inc., Class A	4,304	59,869
Carvana Co.(b)	4,300	249,658
Cato Corp. (The), Class A	2,996	44,880
Chico’s FAS, Inc.(a)	16,976	72,488
Children’s Place, Inc. (The)	2,056	200,008
Citi Trends, Inc.	1,638	31,630
Conn’s, Inc.(b)	2,609	59,642
Container Store Group, Inc. (The)(a)(b)	1,695	14,916
DSW, Inc., Class A(a)	9,122	202,691
Express, Inc.(b)	9,666	41,370
Five Below, Inc.(a)(b)	7,231	898,452
Francesca’s Holdings Corp.(b)	3,745	2,533
GameStop Corp., Class A	13,315	135,280
Genesco, Inc.(b)	2,581	117,565
GNC Holdings, Inc., Class A(b)	10,811	29,514
Group 1 Automotive, Inc.	2,443	158,062
Guess?, Inc.	7,648	149,901
Haverty Furniture Cos., Inc.	2,509	54,897
Hibbett Sports, Inc.(a)(b)	2,507	57,185
Hudson Ltd., Class A(b)	5,283	72,641
J. Jill, Inc.	2,734	15,010
Kirkland’s, Inc.(b)	1,703	11,972
Lithia Motors, Inc., Class A	2,943	272,963
Lumber Liquidators Holdings, Inc.(b)	3,779	38,168
MarineMax, Inc.(b)	2,532	48,513
Monro, Inc.	4,228	365,807
Murphy USA, Inc.(b)	3,995	342,052
National Vision Holdings, Inc.(b)	8,316	261,372
Office Depot, Inc.	70,614	256,329
Party City Holdco, Inc.(a)(b)	7,527	59,764
Pier 1 Imports, Inc.(b)	13,599	10,383
Rent-A-Center, Inc.(a)(b)	5,892	122,966
RH(b)	2,516	259,022
RTW RetailWinds, Inc.(b)	4,547	10,913
Sally Beauty Holdings, Inc.(b)	16,008	294,707
Shoe Carnival, Inc.	1,364	46,417
Signet Jewelers Ltd.	6,755	183,466
Sleep Number Corp.(b)	4,161	195,567
Sonic Automotive, Inc., Class A	3,164	46,859
Sportsman’s Warehouse Holdings, Inc.(a)(b)	4,205	20,184
Tailored Brands, Inc.(a)	6,597	51,720
Tile Shop Holdings, Inc.	4,709	26,653
Tilly’s, Inc., Class A	2,457	27,346
Winmark Corp.	311	58,651
Zumiez, Inc.(b)	2,465	61,354

		8,006,731

Technology Hardware, Storage & Peripherals — 0.3%(b)
3D Systems Corp.(a)	14,499	156,009
Avid Technology, Inc.	3,792	28,250

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Cray, Inc.	5,368	$139,836
Diebold Nixdorf, Inc.(a)	10,128	112,117
Eastman Kodak Co.(a)	2,849	8,433
Electronics For Imaging, Inc.	5,519	148,461
Immersion Corp.	3,092	26,066
Stratasys Ltd.	6,728	160,261
USA Technologies, Inc.(a)	7,063	29,312

		808,745

Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.(b)	8,661	223,021
Culp, Inc.	1,410	27,114
Deckers Outdoor Corp.(b)	3,868	568,557
Fossil Group, Inc.(b)	6,059	83,130
G-III Apparel Group Ltd.(a)(b)	5,774	230,729
Movado Group, Inc.	2,089	75,998
Oxford Industries, Inc.(a)	2,223	167,303
Rocky Brands, Inc.	742	17,778
Steven Madden Ltd.	11,569	391,495
Superior Group of Cos., Inc.	1,315	21,855
Unifi, Inc.(b)	2,074	40,132
Vera Bradley, Inc.(b)	3,000	39,750
Wolverine World Wide, Inc.	12,264	438,193

		2,325,055

Thrifts & Mortgage Finance — 2.3%
Axos Financial, Inc.(b)	7,860	227,626
BankFinancial Corp.	1,581	23,509
Bridgewater Bancshares, Inc.(a)(b)	1,922	19,816
Capitol Federal Financial, Inc.	17,112	228,445
Columbia Financial, Inc.(b)	6,597	103,375
Dime Community Bancshares, Inc.(a)	4,308	80,689
Entegra Financial Corp.(b)	1,049	23,550
ESSA Bancorp, Inc.	1,222	18,819
Essent Group Ltd.(b)	12,756	554,248
Federal Agricultural Mortgage Corp., Class C	1,192	86,337
First Defiance Financial Corp.	2,648	76,104
Flagstar Bancorp, Inc.	3,924	129,178
FS Bancorp, Inc.	493	24,887
Greene County Bancorp, Inc.	388	11,780
Hingham Institution for Savings	156	26,834
Home Bancorp, Inc.	1,018	33,848
HomeStreet, Inc.(b)	3,310	87,219
Impac Mortgage Holdings, Inc.(a)(b)	1,386	5,433
Kearny Financial Corp.(a)	11,117	143,076
LendingTree, Inc.(b)	1,058	371,950
Luther Burbank Corp.	2,629	26,553
Merchants Bancorp	2,139	45,989
Meridian Bancorp, Inc.	6,383	100,149
Meta Financial Group, Inc.	3,708	72,973
MGIC Investment Corp.(b)	46,984	619,719
Mr Cooper Group, Inc.(a)(b)	9,637	92,419
NMI Holdings, Inc., Class A(b)	8,265	213,816
Northfield Bancorp, Inc.	5,768	80,175
Northwest Bancshares, Inc.	12,707	215,638
OceanFirst Financial Corp.	6,307	151,746
Ocwen Financial Corp.(b)	15,605	28,401
OP Bancorp(a)	1,864	16,310
Oritani Financial Corp.(a)	5,330	88,638
PCSB Financial Corp.	2,088	40,862
PDL Community Bancorp(b)	1,335	18,623
PennyMac Financial Services, Inc.	2,351	52,286
Provident Bancorp, Inc.(a)(b)	658	14,904
Provident Financial Services, Inc.	8,238	213,282
Prudential Bancorp, Inc.(a)	1,270	22,035

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	28,697	$595,176
Riverview Bancorp, Inc.	3,056	22,339
SI Financial Group, Inc.	1,654	21,353
Southern Missouri Bancorp, Inc.	872	26,858
Sterling Bancorp, Inc.	2,960	30,014
Territorial Bancorp, Inc.	922	24,811
Timberland Bancorp, Inc.	982	27,476
TrustCo Bank Corp.	12,433	96,480
United Community Financial Corp.	6,439	60,205
United Financial Bancorp, Inc.	6,735	96,647
Walker & Dunlop, Inc.	3,675	187,094
Washington Federal, Inc.	11,090	320,390
Waterstone Financial, Inc.(a)	3,350	55,141
Western New England Bancorp, Inc.	3,480	32,120
WSFS Financial Corp.(a)	6,734	259,932

		6,247,277

Tobacco — 0.2%
22nd Century Group, Inc.(b)	14,966	25,592
Pyxus International, Inc.(b)	953	22,767
Turning Point Brands, Inc.	976	44,984
Universal Corp.	3,281	189,084
Vector Group Ltd.(a)	13,602	146,765

		429,192

Trading Companies & Distributors — 1.2%
Aircastle Ltd.	7,193	145,586
Applied Industrial Technologies, Inc.	5,068	301,394
Beacon Roofing Supply, Inc.(b)	9,055	291,209
BlueLinx Holdings, Inc.(b)	1,118	29,783
BMC Stock Holdings, Inc.(b)	8,952	158,182
CAI International, Inc.(a)(b)	2,260	52,432
DXP Enterprises, Inc.(b)	2,114	82,277
EVI Industries, Inc.	557	21,238
Foundation Building Materials, Inc.(b)	1,782	17,535
GATX Corp.(a)	4,992	381,239
General Finance Corp.(b)	1,474	13,752
GMS, Inc.(b)	4,325	65,394
H&E Equipment Services, Inc.(a)	4,225	106,090
Herc Holdings, Inc.(b)	3,189	124,307
Kaman Corp.	3,667	214,299
Lawson Products, Inc.(b)	1,004	31,485
MRC Global, Inc.(b)	11,161	195,094
NOW, Inc.(b)	14,327	200,005
Rush Enterprises, Inc., Class A	3,991	166,864
Rush Enterprises, Inc., Class B	483	20,059
SiteOne Landscape Supply, Inc.(a)(b)	5,304	303,124
Systemax, Inc.	1,623	36,745
Textainer Group Holdings Ltd.(a)(b)	3,621	34,943
Titan Machinery, Inc.(a)(b)	2,475	38,511
Triton International Ltd.(a)	6,837	212,631
Veritiv Corp.(b)	1,528	40,217
Willis Lease Finance Corp.(b)	459	19,457

		3,303,852

Water Utilities — 0.5%
American States Water Co.(a)	4,860	346,518
AquaVenture Holdings Ltd.(b)	1,279	24,749
Artesian Resources Corp., Class A(a)	936	34,885
Cadiz, Inc.(a)(b)	3,363	32,554
California Water Service Group	6,378	346,198
Connecticut Water Service, Inc.	1,600	109,840
Consolidated Water Co. Ltd.	1,787	22,999
Global Water Resources, Inc.	1,267	12,429
Middlesex Water Co.	2,114	118,363

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
Pure Cycle Corp.(b)	2,648	$26,109
SJW Group	3,144	194,110
York Water Co. (The)	1,710	58,687

		1,327,441

Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(b)	5,448	126,830
Gogo, Inc.(a)(b)	7,458	33,486
NII Holdings, Inc.(b)	11,793	23,114
Shenandoah Telecommunications Co.	6,200	275,032
Spok Holdings, Inc.	2,221	30,250

		488,712

Total Common Stocks — 98.2% (Cost: $220,356,601)		268,687,305

Investment Companies — 0.0%

Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units	10,979	—

Total Investment Companies — 0.0% (Cost: $0)		—

Total Long-Term Investments — 98.2% (Cost: $220,356,601)		268,687,305

Security	Shares	Value

Short-Term Securities — 11.1%(d)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(f)	4,373,294	$4,373,294
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.26%	6	6
SL Liquidity Series, LLC, Money Market Series, 2.67%(e)(f)	25,975,962	25,983,754

Total Short-Term Securities — 11.1% (Cost: $30,356,408)		30,357,054

Total Investments — 109.3% (Cost: $250,713,009)		299,044,359

Liabilities in Excess of Other Assets — (9.3)%		(25,538,813)

Net Assets — 100.0%		$273,505,546

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,505,930	(1,132,636)	4,373,294	$4,373,294	$35,178		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	25,975,962	25,975,962	25,983,754	29,516	(b)	2,308	646

				$30,357,048	$64,694		$2,308	$646

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT — Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period-End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	74	06/21/19	$5,712	$(30,794)

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Aerospace & Defense	$2,807,197	$—	$—	$2,807,197
Air Freight & Logistics	888,419	—	—	888,419
Airlines	1,247,206	—	—	1,247,206
Auto Components	2,548,405	—	—	2,548,405
Automobiles	127,964	—	—	127,964
Banks	23,892,580	—	—	23,892,580
Beverages	840,758	—	—	840,758
Biotechnology	18,401,878	—	—	18,401,878
Building Products	3,236,560	—	—	3,236,560
Capital Markets	3,391,882	—	—	3,391,882
Chemicals	5,429,042	—	—	5,429,042
Commercial Services & Supplies	6,654,555	—	—	6,654,555
Communications Equipment	4,547,533	—	—	4,547,533
Construction & Engineering	2,803,819	—	—	2,803,819
Construction Materials	349,530	—	—	349,530
Consumer Finance	1,718,721	—	—	1,718,721
Containers & Packaging	289,056	—	—	289,056
Distributors	278,906	—	—	278,906
Diversified Consumer Services	2,343,496	—	—	2,343,496
Diversified Financial Services	506,055	—	—	506,055
Diversified Telecommunication Services	1,450,279	—	—	1,450,279
Electric Utilities	3,235,992	—	—	3,235,992
Electrical Equipment	1,911,626	—	—	1,911,626
Electronic Equipment, Instruments & Components	6,856,238	—	—	6,856,238
Energy Equipment & Services	3,636,451	—	—	3,636,451
Entertainment	1,345,729	—	—	1,345,729
Equity Real Estate Investment Trusts (REITs)	18,618,538	—	—	18,618,538
Food & Staples Retailing	1,787,219	—	—	1,787,219
Food Products	3,045,305	—	1,859	3,047,164

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Small Cap Index V.I. Fund

	Level 1	Level 2	Level 3	Total
Gas Utilities	$3,150,683	$—	$—	$3,150,683
Health Care Equipment & Supplies	9,622,896	—	—	9,622,896
Health Care Providers & Services	4,890,936	—	—	4,890,936
Health Care Technology	2,939,782	—	—	2,939,782
Hotels, Restaurants & Leisure	7,996,461	—	—	7,996,461
Household Durables	4,368,914	—	—	4,368,914
Household Products	482,821	—	—	482,821
Independent Power and Renewable Electricity Producers	908,255	—	—	908,255
Industrial Conglomerates	182,680	—	—	182,680
Insurance	7,031,217	—	—	7,031,217
Interactive Media & Services	1,244,317	—	—	1,244,317
Internet & Direct Marketing Retail	2,448,151	—	—	2,448,151
IT Services	5,739,514	—	—	5,739,514
Leisure Products	912,205	—	—	912,205
Life Sciences Tools & Services	1,691,427	—	—	1,691,427
Machinery	10,015,142	—	—	10,015,142
Marine	310,473	—	—	310,473
Media	4,204,297	—	—	4,204,297
Metals & Mining	3,159,372	—	—	3,159,372
Mortgage Real Estate Investment Trusts (REITs)	3,102,394	—	—	3,102,394
Multiline Retail	939,617	—	—	939,617
Multi-Utilities	1,458,093	—	—	1,458,093
Oil, Gas & Consumable Fuels	6,248,307	—	—	6,248,307
Paper & Forest Products	1,118,285	—	—	1,118,285
Personal Products	896,746	—	—	896,746
Pharmaceuticals	5,360,476	—	580	5,361,056
Professional Services	4,184,147	—	—	4,184,147
Real Estate Management & Development	1,669,438	—	—	1,669,438
Road & Rail	1,328,462	—	—	1,328,462
Semiconductors & Semiconductor Equipment	7,693,472	—	—	7,693,472
Software	16,257,942	—	—	16,257,942
Specialty Retail	8,006,731	—	—	8,006,731
Technology Hardware, Storage & Peripherals	808,745	—	—	808,745
Textiles, Apparel & Luxury Goods	2,325,055	—	—	2,325,055
Thrifts & Mortgage Finance	6,247,277	—	—	6,247,277
Tobacco	429,192	—	—	429,192
Trading Companies & Distributors	3,303,852	—	—	3,303,852
Water Utilities	1,327,441	—	—	1,327,441
Wireless Telecommunication Services	488,712	—	—	488,712
Short-Term Securities	30,357,054	—	—	30,357,054

	$299,041,920	$—	$2,439	$299,044,359

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(30,794)	$—	$—	$(30,794)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

20